united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

17605 Wright Street, Omaha, Nebraska, 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

Vertical Capital Income Fund
Cusip: 92535C104
VCAPX

Semi-Annual Report
March 31, 2015

Investor Information: 1-866-277-VCIF

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Vertical Capital Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC Member FINRA

March 31, 2015

Dear Shareholders:

The first half of our fiscal year has seen an environment of mixed economic reports, political uncertainty, interest rate speculation, and, consequently, market volatility.

Despite continued volatility in the markets, however, the Vertical Capital Income Fund had a six month total return (load waived) of 5.45%, while the Fund’s benchmark, the Barclays Capital Mortgage Backed Securities Index had a total return of 2.86% through March 31, 2015. Including the maximum load, the Fund had a six month total return of .70% through March 31, 2015.

The Fund’s comparatively strong returns are primarily due to the high level of interest income and lower interest rate sensitivity when compared to the benchmark, in addition to a growing collateral gap in our portfolio (as defined below). Additionally, the Fund produced a total distribution over the six month period of $.2663/share. Our current SEC Annual Yield is 4.09% as measured on March 31, 2015.

The period began with a market consensus that the end of the Fed’s bond buying program (Quantitative Easing) in October, along with improving economic growth, would lead to significant losses for fixed income investors. However, U.S. fixed-income securities rallied during the first half of the Fund’s fiscal year, resulting from weak economic growth abroad and new stimulus programs by central banks in Europe and Asia. Plummeting oil prices combined with the ongoing conflict in the Middle East and Ukraine, as well as political concerns in Greece fueled investor fears, driving overall demand for bonds. The yield on the 10-year U.S. Treasury note fell as low as 1.68% during the period, its lowest level since May 2013. This was combined with a volatile start to 2015 for fixed income in general, and was the fifth consecutive quarter of declines in US Treasuries, marking the longest of such periods since 2001.

The U.S. dollar strengthened against the euro, rising over 11%, which in turn led to losses in those indexes denominated in U.S. dollars but invested in foreign-denominated securities. As the European Central Bank began its quantitative easing program in early March, interest rates across Europe have hit new all-time lows. In our opinion, the flattening yield curve is being driven by a combination of the moderating economic condition in the United States, as well as increased demand from global investors who may be attracted to U.S.-denominated fixed-income securities for the higher yield and safety in the strengthening dollar.

There has also been increasing concern about the Federal Reserve raising rates; after the mid-March meeting, indications are now that the first increase in rates since 2006 is unlikely before September, as the Fed watches for signs of a rise in inflation. That being said, minutes from the Fed meeting suggest they haven’t ruled out a June rate increase.

Though the U.S. economic recovery has appeared to be picking up, with three consecutive quarters of positive GDP growth, accelerated hiring, and improving consumer confidence, early reports for the first quarter of 2015 are much less optimistic. Lower energy prices should benefit both consumers and businesses alike, but the sharp decline in oil prices has also created some uncertainty. Additionally, the US stock market, despite delivering a double-digit gain in the S&P 500 for the third consecutive year in 2014, has seen substantial volatility during the first half of our fiscal year, posting no gain during the first quarter of 2015. And, finally, though

1

the housing market has firmed up in certain areas, it has not as a whole. Despite historically low mortgage rates and improving home prices, there continue to be “trapped” homeowners who are unable to sell and qualify for a new mortgage or unable to qualify for refinance.

Given such a challenging backdrop, the performance of the Fund has remained positive. In the Fund, there are currently 960 residential mortgage notes with a total portfolio value of $153,897,538 and represents an outstanding unpaid principal balance of $189,161,006. The difference between the total portfolio value and the unpaid principal balance represents the “collateral gap,” which is valued at $35,263,468. (Note: The “collateral gap” in part represents the potential total return of the Fund over time.)

The portfolio is regionally diversified over 46 states. Since the inception of the Fund, December 31, 2011, we have had 46 notes that paid off at full value, which have realized the discount of the unpaid principal balance sooner.

Finally, the Fund assets under management grew from $108,356,388 on October 1, 2014 to $147,700,469 on March 31, 2015.

We believe the current environment bodes well for the Fund, as we continue to see many opportunities to make appropriate purchases that we believe will enhance the total return generated in the future. Of course, there is no guarantee that any investment strategy will achieve its objectives, generate profits or avoid losses.

Thank you for your investment in the Vertical Capital Income Fund.

Regards,

Gus Altuzarra
Managing Member, Vertical Capital Asset Management, LLC

Chris Chase
Managing Member, Vertical Capital Asset Management, LLC

Barclays U.S. MBS Index (mortgage- backed securities) covers the mortgage- backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The S&P 500® Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot directly invest in an index, and unmanaged index returns do not reflect any fees, expenses, or sales charges.

The Fund’s distribution rate may be affected by numerous factors, including changes in realized and projected market returns, Fund performance, and other factors. There can be no assurance that an unanticipated change in market conditions or other unforeseen factors will not result in a change in the Fund’s distribution rate at a future time. The Fund’s distribution amounts were calculated based on the ordinary income received from the underlying investments, any short-term capital gains realized from the disposition of such investments will be paid out annually. A portion of the distributions may consist of a return of capital based on the character of the distributions received from the underlying holdings. Distributions shown are Cumulative.

2200-NLD-4/15/2015

2

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 104.4%
$311,490	Loan ID 200001	Fixed	6.250%	4/1/2038	$215,557
122,563	Loan ID 200003	Balloon	7.250%	9/1/2035	88,636
314,071	Loan ID 200004	Fixed	7.990%	10/1/2036	236,379
165,773	Loan ID 200005	Fixed	4.750%	8/1/2039	142,078
74,258	Loan ID 200006	ARM	7.990%	1/1/2036	56,134
36,086	Loan ID 200007	ARM	6.000%	2/1/2028	25,955
53,985	Loan ID 200008	ARM	3.875%	3/28/2035	33,760
52,477	Loan ID 200012	ARM	9.800%	7/1/2037	44,131
58,801	Loan ID 200013	Fixed	5.250%	9/1/2040	37,840
36,114	Loan ID 200015	Fixed	7.000%	8/1/2030	26,733
41,725	Loan ID 200016	ARM	10.375%	1/1/2031	37,076
50,112	Loan ID 200017	ARM	6.375%	8/1/2030	37,490
55,707	Loan ID 200018	Fixed	7.000%	1/1/2033	40,568
64,089	Loan ID 200019	Fixed	4.000%	12/1/2036	39,585
81,565	Loan ID 200020	Fixed	5.630%	7/1/2033	56,511
102,035	Loan ID 200023	Fixed	5.875%	12/1/2050	68,976
144,052	Loan ID 200025	ARM	2.875%	3/1/2034	83,935
205,980	Loan ID 200026	Fixed	4.750%	1/1/2050	64,827
228,102	Loan ID 200028	Fixed	3.750%	6/1/2050	211,734
226,330	Loan ID 200029	Fixed	4.310%	7/1/2037	139,684
242,669	Loan ID 200030	ARM	5.750%	1/1/2038	162,373
284,504	Loan ID 200031	Fixed	5.000%	1/1/2051	248,552
313,925	Loan ID 200032	Fixed	3.130%	1/1/2051	271,858
433,500	Loan ID 200033	ARM	6.375%	6/1/2036	294,248
574,209	Loan ID 200035	Fixed	3.000%	11/1/2050	329,951
69,710	Loan ID 200036	Fixed	7.940%	1/12/2034	53,224
169,307	Loan ID 200037	Fixed	7.800%	5/1/2035	127,071
168,850	Loan ID 200038	ARM	6.498%	3/1/2037	114,856
27,194	Loan ID 200039	Fixed	11.500%	11/5/2033	25,426
126,660	Loan ID 200041	Fixed	4.875%	8/1/2039	79,875
42,952	Loan ID 200042	Fixed	7.000%	12/1/2037	31,370
65,718	Loan ID 200043	Fixed	6.125%	7/1/2039	44,652
125,494	Loan ID 200045	Fixed	5.625%	12/1/2038	84,178
41,377	Loan ID 200046	Fixed	8.000%	7/1/2027	34,704
55,111	Loan ID 200048	Fixed	5.500%	8/1/2039	35,730
245,831	Loan ID 200049	Fixed	3.875%	3/1/2042	207,676
175,137	Loan ID 200050	ARM	5.250%	11/1/2050	115,749
89,285	Loan ID 200051	Fixed	6.500%	10/1/2040	61,972
163,213	Loan ID 200052	Fixed	5.125%	5/1/2040	107,321
60,540	Loan ID 200053	Fixed	4.000%	9/1/2042	56,094
58,015	Loan ID 200054	Fixed	8.250%	3/1/2039	44,341
85,830	Loan ID 200055	Fixed	10.000%	1/5/2036	73,373
280,487	Loan ID 200056	Fixed	7.375%	12/1/2037	210,154
127,883	Loan ID 200057	ARM	2.625%	10/1/2036	109,254

The accompanying notes are an integral part of these financial statements.

3

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$61,248	Loan ID 200059	Fixed	6.000%	8/1/2039	$41,211
36,378	Loan ID 200060	Fixed	5.750%	8/1/2039	24,028
35,912	Loan ID 200061	Fixed	5.750%	7/1/2024	28,491
186,976	Loan ID 200064	Fixed	4.875%	4/1/2034	163,799
27,629	Loan ID 200065	ARM	6.875%	1/1/2037	9,506
152,369	Loan ID 200066	ARM	5.000%	1/1/2037	130,218
691,377	Loan ID 200067	ARM	3.625%	7/1/2037	412,854
230,588	Loan ID 200072	Fixed	5.040%	2/1/2051	136,559
195,256	Loan ID 200073	Fixed	5.210%	2/1/2026	153,716
173,102	Loan ID 200074	Fixed	5.110%	2/1/2031	124,975
214,947	Loan ID 200075	Fixed	4.250%	2/1/2042	126,266
178,601	Loan ID 200076	Fixed	4.250%	12/1/2041	105,066
78,630	Loan ID 200077	Fixed	3.750%	8/1/2042	44,106
36,480	Loan ID 200078	Fixed	7.000%	8/1/2036	34,003
140,287	Loan ID 200079	Fixed	2.000%	8/1/2049	72,913
93,195	Loan ID 200080	ARM	8.250%	5/1/2037	74,237
78,177	Loan ID 200081	Fixed	2.000%	9/1/2037	66,591
69,670	Loan ID 200082	Fixed	8.250%	4/1/2040	53,089
116,706	Loan ID 200083	ARM	4.000%	10/1/2046	97,346
192,689	Loan ID 200084	Fixed	7.000%	3/1/2039	141,770
167,571	Loan ID 200086	Fixed	2.000%	11/1/2050	143,387
228,254	Loan ID 200087	Fixed	5.000%	3/1/2051	148,755
127,453	Loan ID 200088	Fixed	7.000%	6/1/2039	93,773
273,110	Loan ID 200089	Fixed	2.000%	3/1/2052	145,446
74,550	Loan ID 200090	Fixed	2.000%	11/1/2036	63,737
292,524	Loan ID 200091	Fixed	2.000%	11/1/2051	154,356
277,600	Loan ID 200092	Fixed	2.375%	5/1/2036	153,317
141,230	Loan ID 200093	Fixed	4.000%	2/1/2038	127,348
234,518	Loan ID 200094	ARM	2.625%	9/1/2037	199,224
222,354	Loan ID 200096	ARM	4.375%	8/1/2037	137,770
118,758	Loan ID 200097	ARM	2.625%	6/1/2035	66,615
82,342	Loan ID 200099	Fixed	8.250%	3/1/2040	62,771
388,888	Loan ID 200100	Fixed	2.000%	7/1/2037	204,939
76,051	Loan ID 200102	Fixed	8.250%	3/1/2040	60,581
106,429	Loan ID 200103	ARM	3.250%	9/1/2034	64,231
121,388	Loan ID 200105	Fixed	2.000%	12/1/2050	104,286
97,102	Loan ID 200106	Fixed	2.000%	2/1/2052	84,019
329,510	Loan ID 200107	Fixed	2.000%	7/1/2052	173,201
193,159	Loan ID 200108	Fixed	3.000%	6/1/2047	96,895
47,162	Loan ID 200109	ARM	2.750%	4/1/2038	39,607
116,147	Loan ID 200110	Fixed	8.250%	8/1/2039	136,148
188,589	Loan ID 200111	Fixed	5.000%	11/1/2050	122,513
307,616	Loan ID 200112	Fixed	2.000%	9/1/2049	163,390
204,470	Loan ID 200113	ARM	2.950%	7/1/2037	113,932

The accompanying notes are an integral part of these financial statements.

4

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$116,690	Loan ID 200114	Fixed	2.000%	10/1/2051	$62,115
270,203	Loan ID 200115	Fixed	2.000%	11/1/2051	140,438
152,023	Loan ID 200116	Fixed	7.125%	3/1/2039	112,207
86,608	Loan ID 200118	ARM	2.625%	6/1/2035	49,428
102,931	Loan ID 200121	ARM	2.625%	1/1/2035	59,054
148,167	Loan ID 200122	ARM	2.625%	6/1/2035	84,561
147,072	Loan ID 200124	ARM	3.450%	6/1/2037	85,213
314,564	Loan ID 200125	Fixed	2.000%	5/1/2051	268,353
129,421	Loan ID 200126	Fixed	8.250%	8/1/2039	98,621
145,373	Loan ID 200127	Fixed	5.000%	8/1/2039	94,590
52,474	Loan ID 200128	Fixed	2.000%	7/1/2037	44,715
469,154	Loan ID 200129	Fixed	4.625%	3/1/2052	297,105
109,621	Loan ID 200130	Fixed	4.500%	8/1/2042	92,876
38,205	Loan ID 200131	Fixed	3.875%	11/1/2027	34,507
237,778	Loan ID 200133	Fixed	3.490%	1/1/2043	199,719
191,854	Loan ID 200134	Fixed	3.750%	12/1/2042	174,081
128,123	Loan ID 200135	Fixed	4.375%	12/1/2042	110,140
261,151	Loan ID 200136	Fixed	2.875%	10/1/2027	235,591
131,482	Loan ID 200137	Fixed	4.500%	9/1/2042	114,692
52,593	Loan ID 200139	Fixed	4.625%	5/1/2027	38,206
44,036	Loan ID 200140	Fixed	3.625%	12/1/2027	39,735
82,502	Loan ID 200141	Fixed	4.250%	2/1/2042	69,168
188,187	Loan ID 200142	Fixed	3.300%	1/1/2037	110,234
132,015	Loan ID 200143	Fixed	3.000%	2/1/2037	106,700
559,137	Loan ID 200144	ARM	2.625%	10/1/2036	312,333
285,815	Loan ID 200145	Fixed	2.000%	8/1/2051	245,454
251,474	Loan ID 200147	ARM	3.125%	9/1/2037	144,271
140,541	Loan ID 200148	ARM	3.125%	9/1/2037	79,189
164,249	Loan ID 200149	ARM	3.125%	9/1/2037	116,732
215,838	Loan ID 200150	ARM	3.125%	9/1/2037	121,615
102,838	Loan ID 200151	ARM	3.125%	8/1/2037	58,009
100,325	Loan ID 200152	ARM	3.125%	9/1/2037	85,910
1,818,056	Loan ID 200153	ARM	2.875%	4/1/2037	1,546,079
100,842	Loan ID 200154	Fixed	11.050%	9/1/2037	91,381
55,828	Loan ID 200156	Fixed	8.130%	9/19/2032	43,520
126,376	Loan ID 200157	Fixed	3.750%	1/1/2043	111,996
164,260	Loan ID 200158	Fixed	3.625%	12/1/2042	148,991
190,037	Loan ID 200159	Fixed	3.750%	6/1/2042	162,977
132,878	Loan ID 200160	Fixed	3.250%	2/1/2043	72,381
488,330	Loan ID 200161	Fixed	3.875%	11/1/2041	413,009
234,685	Loan ID 200162	Fixed	3.875%	7/1/2042	198,031
124,609	Loan ID 200163	Fixed	4.000%	1/1/2042	105,417
106,739	Loan ID 200164	Fixed	4.000%	7/1/2042	101,637
206,331	Loan ID 200165	Fixed	4.375%	12/1/2041	175,040

The accompanying notes are an integral part of these financial statements.

5

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$127,222	Loan ID 200166	Fixed	4.000%	2/1/2032	$112,231
134,344	Loan ID 200168	Fixed	3.750%	10/1/2042	113,164
25,577	Loan ID 200169	Fixed	6.923%	9/1/2034	18,262
450,693	Loan ID 200170	ARM	2.625%	10/1/2036	247,336
103,138	Loan ID 200171	Fixed	6.500%	4/1/2036	89,033
146,949	Loan ID 200172	Fixed	7.250%	2/1/2037	105,212
203,807	Loan ID 200173	Fixed	3.575%	10/1/2046	77,266
94,745	Loan ID 200174	Fixed	7.340%	4/1/2037	68,167
55,487	Loan ID 200175	Fixed	9.600%	5/1/2037	45,841
103,103	Loan ID 200176	Fixed	6.600%	3/1/2037	70,205
67,963	Loan ID 200177	Fixed	8.000%	1/11/2022	60,596
44,014	Loan ID 200178	Fixed	6.500%	5/10/2016	42,687
28,683	Loan ID 200179	Fixed	7.250%	7/27/2019	18,722
19,904	Loan ID 200180	Fixed	6.500%	7/8/2016	19,231
113,223	Loan ID 200181	Fixed	7.500%	3/1/2016	110,190
93,549	Loan ID 200182	Fixed	8.750%	10/10/2016	90,520
277,409	Loan ID 200183	Fixed	4.125%	12/1/2032	229,295
76,739	Loan ID 200184	Fixed	4.375%	12/1/2042	61,203
29,250	Loan ID 200185	Fixed	5.375%	6/1/2042	18,779
55,827	Loan ID 200186	Fixed	5.125%	8/1/2042	49,050
55,581	Loan ID 200187	Fixed	5.875%	12/1/2039	36,968
156,618	Loan ID 200188	Fixed	3.875%	2/1/2043	131,867
176,221	Loan ID 200189	Fixed	4.125%	8/1/2042	146,196
352,156	Loan ID 200190	Fixed	3.625%	11/1/2042	320,217
137,009	Loan ID 200191	Fixed	4.125%	11/1/2042	112,561
195,090	Loan ID 200192	Fixed	4.250%	11/1/2042	177,684
99,794	Loan ID 200193	Fixed	3.875%	6/1/2042	90,854
171,148	Loan ID 200194	Fixed	4.750%	9/1/2041	146,283
280,058	Loan ID 200195	Fixed	3.875%	3/1/2042	236,587
104,763	Loan ID 200196	Fixed	4.500%	1/1/2043	90,679
40,720	Loan ID 200197	Fixed	4.750%	11/1/2042	35,474
42,500	Loan ID 200198	Fixed	5.250%	10/1/2042	35,848
301,205	Loan ID 200199	Fixed	4.000%	9/1/2042	286,796
256,724	Loan ID 200200	Fixed	3.875%	9/1/2042	207,990
61,360	Loan ID 200201	Fixed	5.125%	8/1/2041	53,931
61,620	Loan ID 200202	Fixed	4.375%	12/1/2042	58,049
290,684	Loan ID 200203	Fixed	4.250%	8/1/2042	245,856
151,137	Loan ID 200204	Fixed	3.875%	7/1/2042	122,465
77,817	Loan ID 200205	Fixed	5.000%	11/1/2041	68,209
25,013	Loan ID 200206	Fixed	3.990%	12/1/2042	21,092
613,112	Loan ID 200207	ARM	3.625%	3/1/2042	583,826
51,809	Loan ID 200208	Fixed	4.250%	1/1/2043	38,819
221,252	Loan ID 200209	Fixed	3.875%	8/1/2042	199,096
92,286	Loan ID 200210	Fixed	4.625%	5/1/2043	84,231

The accompanying notes are an integral part of these financial statements.

6

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$221,960	Loan ID 200211	Fixed	3.750%	5/1/2042	$205,632
141,418	Loan ID 200212	Fixed	3.875%	2/1/2042	112,845
300,366	Loan ID 200213	Fixed	4.125%	1/1/2038	203,283
61,851	Loan ID 200214	Fixed	5.750%	7/1/2039	51,271
120,557	Loan ID 200216	Fixed	5.750%	9/1/2039	94,904
147,551	Loan ID 200217	Fixed	5.250%	7/1/2040	121,668
78,697	Loan ID 200218	Fixed	4.250%	12/1/2041	49,085
208,235	Loan ID 200219	Fixed	4.250%	4/1/2043	195,335
224,430	Loan ID 200220	Fixed	3.875%	5/1/2043	185,077
173,298	Loan ID 200221	Fixed	4.250%	4/1/2043	161,940
131,879	Loan ID 200222	Fixed	4.125%	5/1/2043	109,555
259,087	Loan ID 200223	Fixed	4.125%	5/1/2043	236,859
221,092	Loan ID 200224	Fixed	4.000%	7/1/2043	188,702
85,476	Loan ID 200226	Fixed	5.250%	7/1/2041	79,006
53,811	Loan ID 200228	Fixed	4.625%	8/1/2042	46,779
171,201	Loan ID 200229	Fixed	3.750%	7/1/2042	152,736
153,557	Loan ID 200230	Fixed	3.500%	2/1/2043	129,978
136,816	Loan ID 200231	Fixed	3.625%	12/1/2042	78,427
72,443	Loan ID 200232	Fixed	3.875%	8/1/2042	58,424
196,140	Loan ID 200233	Fixed	2.990%	11/1/2027	166,767
193,859	Loan ID 200234	Fixed	3.250%	1/1/2043	133,906
97,846	Loan ID 200235	Fixed	3.750%	12/1/2042	88,782
169,329	Loan ID 200236	Fixed	4.250%	10/1/2042	149,518
491,082	Loan ID 200237	ARM	2.750%	9/1/2033	429,974
334,363	Loan ID 200238	ARM	3.625%	7/1/2035	313,919
107,931	Loan ID 200239	ARM	3.990%	5/1/2036	91,495
152,344	Loan ID 200242	Fixed	3.250%	10/1/2042	106,360
124,502	Loan ID 200243	Fixed	3.750%	4/1/2043	100,005
30,023	Loan ID 200244	Fixed	5.000%	5/1/2042	24,950
212,245	Loan ID 200245	Fixed	3.875%	3/1/2043	179,980
96,510	Loan ID 200286	Fixed	4.500%	7/1/2043	86,149
105,299	Loan ID 200287	Fixed	4.375%	7/1/2043	87,824
353,789	Loan ID 200288	Fixed	4.375%	11/1/2041	279,464
356,773	Loan ID 200289	Fixed	5.500%	9/1/2043	327,844
303,781	Loan ID 200290	Fixed	4.250%	4/1/2043	261,184
460,567	Loan ID 200292	Fixed	3.875%	6/1/2043	394,623
28,725	Loan ID 200293	Fixed	4.125%	3/1/2043	24,703
187,843	Loan ID 200294	Fixed	3.875%	2/1/2043	158,740
267,796	Loan ID 200295	Fixed	3.875%	6/1/2043	239,048
218,209	Loan ID 200296	Fixed	3.250%	2/1/2043	174,241
188,592	Loan ID 200297	Fixed	3.375%	10/1/2042	151,113
149,584	Loan ID 200298	Fixed	3.250%	6/1/2043	119,198
204,078	Loan ID 200299	Fixed	3.625%	10/1/2042	168,032
121,368	Loan ID 200300	Fixed	8.400%	10/20/2037	101,613

The accompanying notes are an integral part of these financial statements.

7

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$79,826	Loan ID 200301	Fixed	4.625%	7/1/2043	$71,547
105,069	Loan ID 200302	Fixed	9.875%	10/1/2035	88,710
60,800	Loan ID 200303	Fixed	5.250%	10/1/2032	49,795
148,832	Loan ID 200304	Fixed	7.250%	10/1/2033	128,705
254,260	Loan ID 200305	Fixed	7.000%	3/1/2036	209,561
741,542	Loan ID 200306	Fixed	4.870%	5/1/2049	640,976
52,138	Loan ID 200307	Fixed	6.500%	7/1/2031	45,087
112,732	Loan ID 200308	ARM	6.750%	5/1/2035	98,434
218,785	Loan ID 200309	Fixed	2.000%	12/1/2048	182,582
173,414	Loan ID 200310	Fixed	8.000%	9/1/2039	110,101
135,975	Loan ID 200312	Fixed	9.000%	4/1/2039	115,110
48,476	Loan ID 200313	Fixed	8.500%	3/1/2028	39,133
64,678	Loan ID 200314	Fixed	8.000%	3/1/2040	48,781
327,622	Loan ID 200315	ARM	3.500%	6/1/2037	240,713
138,141	Loan ID 200316	Fixed	6.850%	7/1/2035	96,049
78,911	Loan ID 200317	Fixed	7.000%	9/1/2032	67,704
285,884	Loan ID 200318	Fixed	6.500%	10/1/2036	243,903
67,919	Loan ID 200319	ARM	2.750%	12/1/2034	53,323
304,897	Loan ID 200321	Fixed	2.375%	6/1/2049	240,628
140,088	Loan ID 200322	Fixed	7.375%	8/1/2033	125,644
204,854	Loan ID 200323	ARM	2.875%	1/1/2035	175,250
353,416	Loan ID 200324	Fixed	5.500%	11/1/2037	305,388
248,344	Loan ID 200325	Fixed	6.000%	5/1/2042	174,467
80,166	Loan ID 200326	Fixed	8.375%	10/1/2036	68,341
156,543	Loan ID 200327	Fixed	6.790%	10/26/2036	116,197
999,822	Loan ID 200328	ARM	6.250%	7/1/2038	865,323
117,986	Loan ID 200329	Fixed	6.880%	3/1/2036	110,072
263,379	Loan ID 200330	Fixed	7.000%	8/1/2037	203,780
79,266	Loan ID 200331	ARM	6.500%	7/1/2033	67,695
107,477	Loan ID 200332	Fixed	5.775%	10/1/2037	95,463
214,618	Loan ID 200333	Fixed	5.875%	5/1/2021	177,004
93,262	Loan ID 200334	Fixed	7.000%	1/1/2033	82,830
280,739	Loan ID 200335	Fixed	2.000%	11/1/2052	227,067
58,706	Loan ID 200336	Fixed	7.000%	12/1/2042	45,477
47,526	Loan ID 200337	Fixed	7.000%	10/1/2034	44,188
56,185	Loan ID 200338	ARM	10.500%	8/1/2029	49,902
175,303	Loan ID 200339	Fixed	2.000%	10/1/2033	151,693
37,021	Loan ID 200340	Fixed	7.000%	3/1/2030	26,663
189,118	Loan ID 200341	Fixed	7.000%	8/1/2035	171,433
27,100	Loan ID 200342	Fixed	5.375%	10/1/2019	23,617
89,490	Loan ID 200343	ARM	7.750%	6/1/2034	74,418
73,446	Loan ID 200345	Fixed	9.625%	1/1/2033	63,481
466,251	Loan ID 200346	Fixed	6.250%	1/1/2045	324,231
66,106	Loan ID 200348	Fixed	6.500%	7/1/2038	46,455

The accompanying notes are an integral part of these financial statements.

8

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$142,795	Loan ID 200349	Fixed	7.000%	1/1/2037	$119,380
63,154	Loan ID 200350	Fixed	7.500%	3/1/2029	47,581
132,823	Loan ID 200351	ARM	3.625%	6/1/2036	77,459
73,663	Loan ID 200352	Fixed	7.000%	8/1/2030	65,698
92,627	Loan ID 200354	ARM	6.875%	11/1/2033	75,100
45,198	Loan ID 200355	ARM	7.875%	7/1/2032	33,399
87,794	Loan ID 200356	ARM	7.100%	2/1/2036	61,845
111,947	Loan ID 200357	Fixed	8.500%	4/1/2027	93,238
151,970	Loan ID 200358	Fixed	2.000%	4/1/2025	143,306
257,402	Loan ID 200359	ARM	2.625%	2/1/2036	210,027
32,361	Loan ID 200360	ARM	2.875%	1/1/2025	29,517
75,093	Loan ID 200361	Fixed	7.500%	1/1/2034	69,903
112,132	Loan ID 200362	Fixed	2.750%	11/1/2034	58,258
149,863	Loan ID 200363	Fixed	6.000%	3/1/2049	117,032
94,394	Loan ID 200364	Fixed	10.000%	11/1/2037	78,037
221,154	Loan ID 200365	ARM	2.950%	8/1/2037	123,085
71,685	Loan ID 200366	Fixed	6.250%	1/1/2033	64,222
236,721	Loan ID 200368	Fixed	4.500%	4/1/2036	215,566
276,913	Loan ID 200369	Fixed	6.000%	4/1/2044	247,187
194,640	Loan ID 200370	ARM	5.500%	6/1/2035	181,980
206,278	Loan ID 200372	ARM	2.625%	5/1/2036	114,058
62,137	Loan ID 200373	Fixed	7.000%	12/1/2036	40,908
79,279	Loan ID 200374	ARM	7.000%	5/1/2034	65,628
103,164	Loan ID 200375	Fixed	7.000%	11/1/2036	68,043
439,744	Loan ID 200376	Fixed	2.900%	6/1/2053	389,662
84,807	Loan ID 200377	ARM	4.500%	10/1/2036	74,362
237,316	Loan ID 200378	Fixed	5.500%	3/1/2038	204,976
111,059	Loan ID 200379	Fixed	8.250%	3/1/2039	103,179
189,774	Loan ID 200380	Fixed	4.220%	4/1/2049	168,417
291,269	Loan ID 200381	Fixed	4.780%	6/1/2037	272,097
114,030	Loan ID 200382	Fixed	4.850%	7/1/2037	96,238
400,615	Loan ID 200383	Fixed	5.030%	12/1/2046	381,577
303,732	Loan ID 200384	Fixed	5.000%	11/1/2047	227,908
149,759	Loan ID 200385	Fixed	8.250%	1/1/2040	152,477
229,366	Loan ID 200386	Fixed	6.000%	3/1/2041	204,564
78,515	Loan ID 200387	Fixed	4.000%	6/1/2039	67,550
198,538	Loan ID 200388	Fixed	4.000%	3/1/2051	161,948
124,383	Loan ID 200389	Fixed	4.820%	8/1/2047	108,815
206,655	Loan ID 200390	Fixed	4.000%	4/16/2047	169,092
185,618	Loan ID 200391	Fixed	4.000%	1/13/2035	163,253
69,233	Loan ID 200392	Fixed	10.000%	6/5/2034	66,354
108,982	Loan ID 200393	Fixed	5.070%	8/1/2037	95,412
133,616	Loan ID 200394	Fixed	7.150%	8/1/2037	124,395
82,626	Loan ID 200395	Fixed	4.860%	4/1/2047	73,892

The accompanying notes are an integral part of these financial statements.

9

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$75,359	Loan ID 200396	Fixed	10.000%	2/1/2036	$72,272
129,913	Loan ID 200397	ARM	9.375%	9/1/2037	107,597
142,841	Loan ID 200398	Fixed	4.800%	2/1/2037	120,447
82,913	Loan ID 200399	Fixed	4.980%	6/1/2037	60,778
369,227	Loan ID 200400	Fixed	8.450%	12/1/2036	350,963
528,615	Loan ID 200401	Fixed	5.000%	8/1/2047	413,570
55,751	Loan ID 200403	Fixed	8.300%	10/15/2032	49,479
59,639	Loan ID 200404	Fixed	8.100%	5/1/2037	55,451
103,942	Loan ID 200405	Fixed	4.870%	12/1/2035	95,152
119,011	Loan ID 200406	Fixed	4.875%	10/1/2051	113,682
240,939	Loan ID 200407	Fixed	6.500%	4/1/2042	227,402
210,788	Loan ID 200408	Fixed	6.000%	4/1/2039	162,883
351,470	Loan ID 200409	Fixed	6.000%	2/1/2049	277,990
69,542	Loan ID 200410	ARM	8.500%	6/1/2037	55,854
109,345	Loan ID 200411	Fixed	8.275%	6/1/2037	105,404
295,281	Loan ID 200412	Fixed	7.750%	8/1/2040	224,497
256,190	Loan ID 200413	Fixed	5.150%	11/1/2047	250,447
202,418	Loan ID 200414	Fixed	5.000%	4/1/2049	155,141
86,364	Loan ID 200415	Fixed	6.000%	4/1/2050	82,667
186,357	Loan ID 200416	Fixed	4.670%	8/1/2053	159,569
74,171	Loan ID 200417	Fixed	7.000%	5/1/2035	71,789
59,813	Loan ID 200418	Fixed	4.000%	6/1/2035	51,727
176,578	Loan ID 200419	Fixed	4.000%	12/19/2035	168,389
175,425	Loan ID 200420	Fixed	4.225%	4/10/2038	156,060
79,087	Loan ID 200421	Fixed	7.710%	8/1/2037	70,003
139,318	Loan ID 200422	Fixed	3.830%	8/1/2053	117,492
135,024	Loan ID 200423	Fixed	4.500%	6/1/2043	115,150
124,859	Loan ID 200424	Fixed	4.000%	9/1/2028	110,667
262,037	Loan ID 200427	Fixed	3.625%	3/1/2043	233,407
185,331	Loan ID 200429	Fixed	3.875%	12/1/2042	133,916
234,997	Loan ID 200430	Fixed	3.625%	7/1/2043	210,188
197,002	Loan ID 200431	Fixed	4.625%	7/1/2043	177,353
317,232	Loan ID 200432	Fixed	4.875%	5/1/2043	289,554
133,985	Loan ID 200433	Fixed	4.250%	8/1/2043	122,415
165,584	Loan ID 200434	Fixed	5.250%	10/1/2043	153,594
203,211	Loan ID 200435	Fixed	4.625%	11/1/2052	161,214
223,547	Loan ID 200436	Fixed	3.750%	4/1/2043	208,058
340,360	Loan ID 200437	Fixed	5.625%	10/1/2043	316,201
46,417	Loan ID 200439	Fixed	5.000%	8/1/2041	40,275
6,481	Loan ID 200440	Fixed	8.000%	6/1/2016	6,461
199,785	Loan ID 200441	Fixed	4.440%	4/15/2015	198,649
441,256	Loan ID 200442	Fixed	5.000%	12/1/2043	342,606
278,539	Loan ID 200443	Fixed	3.000%	7/1/2049	177,137
269,162	Loan ID 200444	Fixed	4.380%	11/1/2038	152,750

The accompanying notes are an integral part of these financial statements.

10

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$169,814	Loan ID 200445	Fixed	5.250%	2/1/2039	$160,703
1,129	Loan ID 200446	Fixed	7.000%	5/1/2015	912
58,685	Loan ID 200447	Fixed	5.875%	11/4/2034	53,917
78,666	Loan ID 200448	Fixed	5.750%	5/1/2042	47,850
130,517	Loan ID 200449	Fixed	5.000%	7/1/2041	118,930
68,472	Loan ID 200450	Fixed	4.100%	12/1/2025	50,011
374,570	Loan ID 200451	Fixed	6.250%	7/1/2038	335,866
141,647	Loan ID 200452	Fixed	2.000%	11/1/2041	95,484
17,422	Loan ID 200453	Fixed	4.550%	3/1/2026	13,663
255,360	Loan ID 200456	Fixed	2.000%	11/1/2038	237,293
218,421	Loan ID 200457	Fixed	5.750%	12/10/2030	167,998
149,737	Loan ID 200458	Fixed	6.625%	12/1/2038	114,753
195,023	Loan ID 200460	Fixed	7.000%	7/1/2041	194,253
283,802	Loan ID 200461	Fixed	4.750%	6/20/2044	166,270
391,628	Loan ID 200462	Fixed	6.000%	7/1/2037	207,461
158,299	Loan ID 200463	Fixed	6.000%	3/1/2037	95,576
411,571	Loan ID 200464	ARM	8.750%	8/1/2037	249,590
254,445	Loan ID 200465	Fixed	6.500%	7/1/2037	168,036
462,718	Loan ID 200466	Fixed	7.000%	7/1/2037	303,435
333,443	Loan ID 200467	Fixed	5.500%	9/1/2044	220,106
96,654	Loan ID 200468	Fixed	5.625%	12/1/2044	54,060
134,201	Loan ID 200469	Fixed	6.500%	7/1/2037	117,376
246,755	Loan ID 200470	Fixed	4.625%	7/1/2043	193,515
368,428	Loan ID 200472	Fixed	4.250%	9/1/2042	329,654
304,459	Loan ID 200473	Fixed	4.000%	12/1/2042	239,688
246,654	Loan ID 200474	Fixed	5.750%	11/1/2050	216,441
172,992	Loan ID 200475	Fixed	5.450%	7/1/2049	148,241
195,084	Loan ID 200476	Fixed	6.000%	9/1/2050	167,183
242,578	Loan ID 200477	Fixed	4.125%	12/1/2028	222,140
187,577	Loan ID 200478	Fixed	3.625%	9/1/2042	148,871
143,588	Loan ID 200479	Fixed	3.500%	8/1/2026	129,290
249,477	Loan ID 200480	ARM	3.750%	7/1/2041	199,659
178,644	Loan ID 200481	ARM	3.500%	8/1/2041	147,647
123,996	Loan ID 200482	Fixed	4.375%	11/1/2028	111,589
116,481	Loan ID 200483	Fixed	4.375%	11/1/2028	105,609
408,769	Loan ID 200484	Fixed	4.250%	12/1/2043	350,032
77,909	Loan ID 200485	Fixed	4.125%	2/1/2043	66,615
260,753	Loan ID 200486	Fixed	3.500%	1/1/2043	219,032
476,755	Loan ID 200487	Fixed	6.000%	3/1/2037	309,635
165,421	Loan ID 200488	Fixed	4.250%	1/1/2044	143,214
119,437	Loan ID 200489	Fixed	4.000%	3/1/2043	101,559
91,000	Loan ID 200490	Fixed	4.000%	11/1/2028	80,576
213,497	Loan ID 200491	Fixed	5.500%	10/1/2039	189,756
126,328	Loan ID 200492	Fixed	4.000%	1/1/2043	108,306

The accompanying notes are an integral part of these financial statements.

11

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$75,999	Loan ID 200493	Fixed	4.500%	12/1/2025	$68,907
286,788	Loan ID 200494	Fixed	4.625%	10/1/2043	256,951
367,015	Loan ID 200495	Fixed	4.875%	12/1/2041	320,837
209,518	Loan ID 200496	Fixed	3.875%	2/1/2043	186,850
338,085	Loan ID 200497	Fixed	3.250%	4/1/2043	283,144
271,094	Loan ID 200498	Fixed	4.000%	2/1/2043	240,279
282,833	Loan ID 200499	Fixed	4.250%	1/1/2043	244,617
229,449	Loan ID 200500	Fixed	5.875%	2/1/2037	182,824
156,403	Loan ID 200501	Fixed	7.250%	12/1/2037	135,890
145,813	Loan ID 200502	Fixed	5.000%	6/1/2049	119,743
272,179	Loan ID 200503	Fixed	7.500%	8/1/2037	235,320
401,703	Loan ID 200504	Fixed	3.375%	3/1/2043	336,869
145,967	Loan ID 200505	Fixed	3.500%	4/1/2043	111,315
77,229	Loan ID 200507	Fixed	4.500%	9/1/2042	64,165
264,071	Loan ID 200508	Fixed	2.000%	10/1/2040	193,080
213,095	Loan ID 200509	Fixed	2.000%	12/1/2052	155,916
255,730	Loan ID 200511	Fixed	4.875%	1/1/2044	229,664
133,804	Loan ID 200512	Fixed	2.875%	2/1/2035	112,100
177,342	Loan ID 200513	Fixed	3.000%	10/1/2038	140,683
345,829	Loan ID 200514	Fixed	3.000%	4/1/2047	262,491
103,287	Loan ID 200515	Fixed	8.250%	2/1/2039	94,925
394,666	Loan ID 200516	Fixed	5.250%	1/1/2037	338,865
107,357	Loan ID 200517	Fixed	8.000%	5/1/2039	96,229
209,502	Loan ID 200518	Fixed	3.000%	12/1/2050	173,347
325,346	Loan ID 200519	Fixed	3.000%	11/1/2049	265,742
69,428	Loan ID 200520	Fixed	3.260%	7/1/2053	54,001
231,578	Loan ID 200521	ARM	3.125%	8/1/2037	190,890
389,888	Loan ID 200522	ARM	3.125%	9/1/2037	313,119
447,117	Loan ID 200523	ARM	3.125%	9/1/2037	327,884
127,528	Loan ID 200524	Fixed	3.500%	6/1/2043	108,813
297,650	Loan ID 200525	Fixed	3.250%	12/1/2042	254,481
164,002	Loan ID 200526	Fixed	3.625%	3/1/2043	140,114
115,362	Loan ID 200527	Fixed	4.500%	12/1/2043	102,751
141,625	Loan ID 200528	Fixed	4.375%	2/1/2044	125,201
410,353	Loan ID 200529	Fixed	4.625%	2/1/2044	370,032
33,560	Loan ID 200530	Fixed	5.375%	2/1/2044	26,986
180,849	Loan ID 200531	Fixed	4.625%	11/1/2043	166,811
118,008	Loan ID 200532	Fixed	3.250%	7/1/2043	100,495
141,517	Loan ID 200533	Fixed	4.250%	1/1/2044	116,308
254,570	Loan ID 200535	Fixed	4.375%	11/1/2043	233,325
63,423	Loan ID 200536	Fixed	3.750%	10/1/2042	42,288
127,873	Loan ID 200537	Fixed	4.500%	3/1/2042	102,370
97,153	Loan ID 200538	Fixed	4.750%	1/1/2043	86,425
276,754	Loan ID 200539	Fixed	4.500%	2/1/2043	231,081

The accompanying notes are an integral part of these financial statements.

12

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$87,660	Loan ID 200540	Fixed	3.875%	2/1/2043	$75,075
84,380	Loan ID 200541	Fixed	7.875%	9/1/2037	59,268
188,042	Loan ID 200542	Fixed	4.500%	4/1/2037	140,299
57,622	Loan ID 200543	ARM	7.250%	2/1/2037	40,684
393,593	Loan ID 200544	Fixed	5.000%	2/1/2044	361,369
63,189	Loan ID 200545	Fixed	4.375%	2/1/2029	54,256
125,441	Loan ID 200546	Fixed	5.375%	12/1/2043	110,008
269,960	Loan ID 200547	Fixed	3.750%	3/1/2043	234,598
175,927	Loan ID 200548	Fixed	5.250%	2/1/2044	159,699
91,583	Loan ID 200549	Fixed	4.250%	1/1/2029	81,021
177,517	Loan ID 200550	Fixed	3.750%	3/1/2043	151,869
319,401	Loan ID 200551	Fixed	4.375%	1/1/2044	284,310
201,081	Loan ID 200552	Fixed	4.500%	1/1/2044	179,079
291,021	Loan ID 200553	Fixed	4.625%	12/1/2043	265,053
227,583	Loan ID 200555	Fixed	4.375%	1/1/2044	201,726
406,158	Loan ID 200556	Fixed	3.625%	12/1/2028	358,929
112,301	Loan ID 200557	Fixed	9.077%	8/1/2035	91,029
104,683	Loan ID 200558	Fixed	6.590%	7/1/2037	85,594
196,970	Loan ID 200559	Fixed	9.500%	4/14/2035	159,017
127,336	Loan ID 200560	Fixed	5.750%	5/1/2035	104,921
226,155	Loan ID 200561	Fixed	6.375%	12/1/2036	185,528
159,568	Loan ID 200562	ARM	3.000%	5/1/2037	134,623
234,223	Loan ID 200563	Fixed	5.125%	1/1/2039	194,419
144,328	Loan ID 200564	Fixed	4.875%	5/1/2039	118,809
533,642	Loan ID 200565	Fixed	4.000%	6/1/2037	452,704
373,472	Loan ID 200566	Fixed	6.500%	7/1/2047	308,326
137,549	Loan ID 200567	Fixed	3.375%	5/1/2043	117,332
64,394	Loan ID 200568	Fixed	4.000%	12/1/2043	57,258
102,442	Loan ID 200569	Fixed	5.125%	2/1/2044	88,831
444,816	Loan ID 200570	Fixed	3.625%	6/1/2043	402,180
141,235	Loan ID 200571	Fixed	4.500%	7/1/2043	126,070
171,667	Loan ID 200572	Fixed	4.375%	3/1/2044	155,039
100,459	Loan ID 200573	Fixed	3.750%	9/1/2042	75,130
134,559	Loan ID 200574	Fixed	4.875%	1/1/2044	123,593
136,420	Loan ID 200575	Fixed	4.125%	5/1/2042	107,630
345,631	Loan ID 200576	Fixed	3.750%	6/1/2042	266,675
239,432	Loan ID 200577	Fixed	3.125%	4/1/2028	213,828
190,455	Loan ID 200578	Fixed	4.750%	8/1/2040	176,933
50,625	Loan ID 200579	Fixed	4.875%	5/1/2042	40,207
184,078	Loan ID 200580	Fixed	4.125%	11/1/2041	158,335
40,013	Loan ID 200581	Fixed	4.750%	9/1/2042	33,756
388,038	Loan ID 200582	Fixed	4.000%	11/1/2042	322,764
96,928	Loan ID 200583	Fixed	3.625%	9/1/2027	86,511
364,045	Loan ID 200584	Fixed	3.375%	4/1/2043	311,318

The accompanying notes are an integral part of these financial statements.

13

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$162,322	Loan ID 200585	Fixed	4.000%	5/1/2042	$139,262
341,492	Loan ID 200586	Fixed	3.500%	1/1/2043	312,038
692,512	Loan ID 200587	Fixed	4.750%	10/1/2040	632,212
262,753	Loan ID 200588	Fixed	3.750%	5/1/2042	244,411
403,400	Loan ID 200589	ARM	3.375%	12/1/2043	363,660
62,862	Loan ID 200590	Fixed	4.125%	7/1/2042	53,136
106,530	Loan ID 200591	Fixed	4.875%	3/1/2043	97,088
102,218	Loan ID 200592	Fixed	4.375%	6/1/2042	88,396
70,368	Loan ID 200593	Fixed	3.875%	6/1/2042	59,813
236,104	Loan ID 200594	Fixed	4.250%	4/1/2043	216,069
115,492	Loan ID 200595	Fixed	4.250%	5/1/2042	98,056
98,373	Loan ID 200596	Fixed	4.875%	10/1/2043	89,983
41,314	Loan ID 200597	Fixed	5.625%	2/1/2044	34,156
140,443	Loan ID 200598	Fixed	4.625%	2/1/2044	125,800
124,943	Loan ID 200599	Fixed	4.125%	2/1/2043	107,163
206,981	Loan ID 200600	Fixed	4.625%	4/1/2044	187,585
113,214	Loan ID 200601	Fixed	4.000%	3/1/2043	98,315
192,203	Loan ID 200602	Fixed	3.750%	3/1/2043	161,622
75,174	Loan ID 200603	Fixed	4.125%	6/1/2043	62,828
76,623	Loan ID 200604	Fixed	3.500%	1/1/2043	64,363
144,937	Loan ID 200605	Fixed	4.875%	11/1/2043	123,771
133,700	Loan ID 200606	Fixed	3.625%	12/1/2042	114,766
245,692	Loan ID 200607	Fixed	2.875%	11/1/2027	205,602
140,825	Loan ID 200608	Fixed	4.125%	11/1/2043	120,341
139,639	Loan ID 200609	Fixed	4.500%	3/1/2044	124,248
274,998	Loan ID 200610	ARM	2.875%	3/1/2043	234,518
63,461	Loan ID 200611	Fixed	4.625%	5/1/2043	53,454
130,544	Loan ID 200612	Fixed	4.500%	2/1/2043	118,241
214,122	Loan ID 200613	Fixed	3.369%	1/1/2043	189,325
106,951	Loan ID 200614	Fixed	5.000%	1/1/2044	93,762
105,727	Loan ID 200615	Fixed	4.250%	8/1/2043	94,888
350,569	Loan ID 200616	Fixed	4.875%	2/1/2044	312,946
93,744	Loan ID 200617	Fixed	4.750%	9/1/2043	68,597
134,000	Loan ID 200618	Fixed	4.375%	5/1/2042	111,939
238,217	Loan ID 200620	Fixed	4.250%	10/1/2043	190,812
137,743	Loan ID 200621	Fixed	3.625%	1/1/2043	125,898
306,361	Loan ID 200622	Fixed	4.750%	12/1/2043	275,122
76,728	Loan ID 200623	Fixed	4.375%	12/1/2042	66,022
264,225	Loan ID 200624	Fixed	4.125%	4/1/2043	234,186
121,293	Loan ID 200625	Fixed	4.500%	11/1/2043	100,151
121,339	Loan ID 200626	Fixed	4.500%	10/1/2043	102,830
136,947	Loan ID 200627	Fixed	4.250%	10/1/2043	121,992
89,919	Loan ID 200628	Fixed	3.250%	2/1/2028	79,916
161,286	Loan ID 200629	Fixed	4.375%	9/1/2043	137,338

The accompanying notes are an integral part of these financial statements.

14

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$170,853	Loan ID 200630	Fixed	5.250%	9/1/2043	$155,446
303,619	Loan ID 200631	Fixed	3.250%	6/1/2043	268,568
353,843	Loan ID 200632	Fixed	5.250%	5/1/2044	325,643
231,485	Loan ID 200633	Fixed	5.125%	5/1/2044	213,387
240,488	Loan ID 200634	Fixed	4.375%	1/1/2044	211,219
115,063	Loan ID 200635	Fixed	3.750%	5/1/2029	103,039
199,918	Loan ID 200636	Fixed	3.750%	2/1/2053	173,517
186,368	Loan ID 200637	Fixed	5.375%	4/1/2040	144,095
195,060	Loan ID 200638	Fixed	3.875%	3/1/2043	166,271
251,798	Loan ID 200639	ARM	4.250%	5/1/2044	214,636
151,649	Loan ID 200640	Fixed	5.125%	3/1/2044	137,504
176,850	Loan ID 200641	Fixed	5.250%	4/1/2044	158,816
149,659	Loan ID 200642	Fixed	5.000%	3/1/2044	127,184
173,910	Loan ID 200644	Fixed	4.750%	3/1/2044	154,539
121,573	Loan ID 200645	Fixed	5.000%	4/1/2044	112,190
352,000	Loan ID 200646	ARM	2.625%	3/1/2043	293,570
122,278	Loan ID 200647	Fixed	4.250%	1/1/2044	110,669
158,727	Loan ID 200648	Fixed	4.750%	3/1/2044	144,794
147,836	Loan ID 200649	Fixed	4.375%	3/1/2044	132,038
133,611	Loan ID 200650	Fixed	4.875%	5/1/2044	118,891
274,708	Loan ID 200651	Fixed	3.625%	7/1/2043	239,386
174,547	Loan ID 200652	Fixed	4.125%	5/1/2038	98,533
361,462	Loan ID 200653	Fixed	4.000%	4/1/2053	256,620
285,899	Loan ID 200654	Fixed	5.125%	2/1/2041	232,257
146,353	Loan ID 200655	Fixed	3.375%	5/1/2043	125,232
160,270	Loan ID 200656	Fixed	6.875%	7/1/2037	103,097
148,419	Loan ID 200657	Fixed	4.875%	8/1/2051	127,861
348,525	Loan ID 200658	Fixed	2.000%	1/1/2044	190,604
213,782	Loan ID 200659	Fixed	4.000%	3/1/2053	189,504
189,723	Loan ID 200660	Fixed	5.875%	3/1/2038	148,809
390,445	Loan ID 200661	Fixed	4.000%	2/1/2043	339,941
218,264	Loan ID 200662	Fixed	5.000%	3/1/2044	197,519
71,152	Loan ID 200663	Fixed	4.750%	5/1/2044	64,011
284,674	Loan ID 200664	Fixed	4.750%	4/1/2044	259,324
272,778	Loan ID 200665	Fixed	4.299%	12/1/2046	152,644
222,382	Loan ID 200666	Fixed	5.890%	8/26/2035	111,858
230,568	Loan ID 200667	Fixed	4.625%	6/1/2044	206,446
314,494	Loan ID 200668	Fixed	3.625%	4/1/2043	271,263
160,082	Loan ID 200669	Fixed	5.250%	4/1/2044	146,149
69,954	Loan ID 200670	Fixed	4.375%	2/1/2029	55,915
245,527	Loan ID 200671	Fixed	4.625%	8/1/2043	216,222
164,456	Loan ID 200672	Fixed	3.750%	7/1/2043	139,039
142,306	Loan ID 200673	Fixed	4.625%	5/1/2044	121,258
319,551	Loan ID 200674	Fixed	4.500%	5/1/2044	270,244

The accompanying notes are an integral part of these financial statements.

15

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$325,142	Loan ID 200675	Fixed	5.125%	4/1/2044	$291,339
99,812	Loan ID 200676	Fixed	3.750%	6/1/2043	79,998
136,942	Loan ID 200677	Fixed	3.625%	5/1/2028	121,755
481,612	Loan ID 200678	Fixed	4.375%	2/1/2044	435,239
262,566	Loan ID 200679	Fixed	5.000%	4/1/2044	207,155
65,549	Loan ID 200680	Fixed	5.375%	3/1/2044	50,596
196,447	Loan ID 200682	Fixed	4.875%	5/1/2044	165,585
220,260	Loan ID 200683	Fixed	4.500%	4/1/2044	198,914
130,346	Loan ID 200684	Fixed	4.875%	4/1/2044	117,355
237,301	Loan ID 200685	Fixed	4.875%	5/1/2044	203,085
44,505	Loan ID 200686	Fixed	5.000%	5/1/2044	37,536
59,208	Loan ID 200687	Fixed	5.125%	5/1/2044	46,848
153,836	Loan ID 200688	Fixed	4.250%	3/1/2053	105,104
139,258	Loan ID 200689	Fixed	4.375%	12/1/2043	103,054
234,524	Loan ID 200690	Fixed	4.250%	4/1/2044	208,359
297,805	Loan ID 200691	Fixed	4.500%	5/1/2044	254,259
252,070	Loan ID 200692	Fixed	4.625%	7/1/2044	223,639
184,150	Loan ID 200693	Fixed	3.250%	4/1/2043	146,751
110,760	Loan ID 200694	Fixed	4.500%	9/1/2043	87,648
140,021	Loan ID 200695	Fixed	5.000%	12/1/2043	113,600
50,779	Loan ID 200696	Fixed	3.750%	10/1/2042	42,610
140,504	Loan ID 200697	Fixed	4.500%	1/1/2044	111,762
107,825	Loan ID 200698	Fixed	3.875%	7/1/2042	80,446
191,962	Loan ID 200699	Fixed	4.125%	7/1/2044	166,315
100,257	Loan ID 200700	Fixed	4.250%	2/1/2044	85,709
173,468	Loan ID 200701	Fixed	4.750%	6/1/2044	146,671
158,159	Loan ID 200702	Fixed	4.750%	5/1/2044	135,402
202,905	Loan ID 200703	Fixed	3.875%	6/1/2043	174,104
100,633	Loan ID 200704	Fixed	4.375%	3/1/2043	89,323
138,770	Loan ID 200705	Fixed	4.625%	4/1/2044	120,944
106,085	Loan ID 200706	Fixed	4.990%	6/1/2044	94,687
103,416	Loan ID 200707	Fixed	4.875%	2/1/2044	92,317
137,697	Loan ID 200708	Fixed	4.875%	2/1/2044	122,396
53,186	Loan ID 200709	Fixed	4.375%	4/1/2043	45,370
119,688	Loan ID 200710	Fixed	4.500%	7/1/2044	106,280
121,100	Loan ID 200711	Fixed	3.750%	7/1/2043	96,862
225,861	Loan ID 200712	Fixed	3.875%	2/1/2044	197,093
101,801	Loan ID 200713	Fixed	4.250%	12/1/2043	90,678
625,191	Loan ID 200714	Fixed	2.175%	11/1/2036	493,285
200,730	Loan ID 200715	ARM	2.750%	9/1/2035	158,474
210,969	Loan ID 200716	ARM	3.200%	8/1/2037	147,836
160,019	Loan ID 200717	ARM	2.625%	1/1/2035	118,909
196,215	Loan ID 200718	ARM	4.500%	5/1/2036	132,394
500,000	Loan ID 200719	ARM	2.625%	6/1/2037	394,069

The accompanying notes are an integral part of these financial statements.

16

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$148,022	Loan ID 200720	ARM	3.125%	4/1/2042	$126,337
188,598	Loan ID 200721	Fixed	3.000%	8/1/2037	133,332
208,591	Loan ID 200722	ARM	2.750%	5/1/2037	159,093
252,790	Loan ID 200723	ARM	2.750%	7/1/2037	213,018
310,000	Loan ID 200724	ARM	2.750%	5/1/2037	263,162
192,550	Loan ID 200725	Fixed	7.000%	7/1/2037	158,258
152,051	Loan ID 200726	Fixed	4.125%	9/1/2037	95,624
183,608	Loan ID 200727	Fixed	2.625%	7/1/2037	155,922
267,039	Loan ID 200728	ARM	2.625%	5/1/2037	167,923
355,565	Loan ID 200729	ARM	3.375%	11/1/2037	239,575
446,693	Loan ID 200730	ARM	2.625%	9/1/2036	376,976
195,520	Loan ID 200731	ARM	2.950%	6/1/2037	138,015
205,959	Loan ID 200732	Fixed	3.125%	9/1/2027	180,022
241,651	Loan ID 200733	Fixed	3.750%	12/1/2042	214,162
253,370	Loan ID 200734	ARM	3.375%	4/1/2044	215,376
105,895	Loan ID 200735	Fixed	4.500%	6/1/2044	95,539
149,470	Loan ID 200736	Fixed	4.750%	5/1/2044	119,757
147,583	Loan ID 200737	Fixed	4.750%	5/1/2044	87,697
610,458	Loan ID 200738	Fixed	4.125%	6/1/2044	555,133
365,254	Loan ID 200739	Fixed	4.625%	8/1/2044	315,601
136,083	Loan ID 200740	Fixed	4.875%	6/1/2044	116,369
111,376	Loan ID 200741	Fixed	4.250%	6/1/2044	94,348
184,304	Loan ID 200742	Fixed	4.250%	4/1/2043	153,802
319,649	Loan ID 200743	Fixed	4.990%	7/1/2044	293,979
200,774	Loan ID 200744	Fixed	3.625%	6/1/2043	171,710
128,617	Loan ID 200745	Fixed	3.250%	6/1/2043	108,835
381,677	Loan ID 200746	Fixed	5.250%	6/1/2044	313,454
346,191	Loan ID 200747	Fixed	4.125%	5/1/2043	298,736
467,326	Loan ID 200748	Fixed	4.750%	12/1/2043	431,872
159,531	Loan ID 200749	Fixed	4.750%	9/1/2043	145,048
253,019	Loan ID 200750	Fixed	4.750%	5/1/2044	233,217
174,024	Loan ID 200751	Fixed	3.750%	7/1/2029	159,130
172,380	Loan ID 200752	Fixed	4.750%	10/1/2043	145,438
62,010	Loan ID 200753	Fixed	5.250%	5/1/2044	49,317
231,819	Loan ID 200754	Fixed	4.750%	8/1/2044	214,351
59,012	Loan ID 200755	Fixed	4.250%	6/1/2043	46,984
197,052	Loan ID 200756	Fixed	4.875%	11/1/2043	172,405
159,832	Loan ID 200757	Fixed	4.250%	7/1/2044	145,887
309,153	Loan ID 200758	Fixed	3.000%	2/1/2052	245,217
133,003	Loan ID 200759	Fixed	3.750%	6/1/2043	117,894
182,748	Loan ID 200760	Fixed	3.750%	6/1/2043	161,610
112,843	Loan ID 200761	Fixed	4.625%	1/1/2044	87,162
315,661	Loan ID 200762	Fixed	3.875%	5/1/2042	286,772
160,472	Loan ID 200763	Fixed	4.250%	11/1/2043	146,850

The accompanying notes are an integral part of these financial statements.

17

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$322,432	Loan ID 200764	Fixed	3.875%	6/1/2043	$278,715
212,870	Loan ID 200765	Fixed	4.875%	11/1/2043	183,449
518,401	Loan ID 200766	Fixed	3.625%	12/1/2042	464,025
422,865	Loan ID 200767	Fixed	5.000%	6/1/2042	381,938
525,787	Loan ID 200768	Fixed	4.000%	6/1/2043	465,895
142,464	Loan ID 200770	Fixed	4.000%	5/1/2043	127,523
183,042	Loan ID 200771	Fixed	4.500%	4/1/2043	148,679
259,145	Loan ID 200772	Fixed	3.750%	3/1/2043	231,896
60,666	Loan ID 200773	Fixed	3.750%	10/1/2043	40,413
215,347	Loan ID 200774	Fixed	3.875%	7/1/2043	188,502
46,419	Loan ID 200775	Fixed	4.250%	4/1/2043	41,164
84,938	Loan ID 200776	Fixed	4.250%	3/1/2044	72,264
55,563	Loan ID 200777	Fixed	4.750%	6/1/2044	46,980
110,930	Loan ID 200778	Fixed	4.625%	6/1/2044	103,101
148,271	Loan ID 200779	Fixed	4.625%	8/1/2044	134,863
38,937	Loan ID 200780	Fixed	4.250%	8/1/2044	33,128
173,635	Loan ID 200781	Fixed	4.625%	9/1/2044	157,975
145,387	Loan ID 200783	Fixed	4.750%	9/1/2044	132,504
413,444	Loan ID 200784	Fixed	4.125%	9/1/2044	373,141
119,041	Loan ID 200785	Fixed	4.500%	8/1/2044	108,522
235,743	Loan ID 200786	Fixed	4.625%	7/1/2044	213,115
44,734	Loan ID 200787	Fixed	4.750%	9/1/2044	36,313
211,587	Loan ID 200788	Fixed	3.625%	12/1/2028	186,282
136,253	Loan ID 200789	Fixed	3.750%	9/1/2044	119,384
157,327	Loan ID 200790	Fixed	4.250%	8/1/2044	141,438
210,578	Loan ID 200791	Fixed	4.875%	6/1/2044	191,979
378,288	Loan ID 200792	Fixed	3.375%	1/1/2043	290,427
377,387	Loan ID 200793	Fixed	2.000%	10/1/2051	300,327
235,009	Loan ID 200794	Fixed	2.000%	4/1/2050	186,882
98,253	Loan ID 200795	Fixed	6.750%	8/1/2036	64,685
73,841	Loan ID 200796	Fixed	2.170%	12/1/2053	47,219
431,762	Loan ID 200797	Fixed	2.000%	6/1/2052	276,069
62,230	Loan ID 200799	Fixed	3.000%	2/5/2053	52,185
62,803	Loan ID 200800	Fixed	4.000%	1/1/2053	44,183
115,348	Loan ID 200801	Fixed	2.000%	7/1/2037	74,595
217,318	Loan ID 200802	Fixed	5.000%	1/1/2042	139,438
367,270	Loan ID 200803	Fixed	2.250%	11/1/2050	349,931
76,745	Loan ID 200804	Fixed	2.000%	6/1/2050	61,301
163,572	Loan ID 200805	Fixed	2.000%	7/1/2050	137,598
160,219	Loan ID 200806	Fixed	5.000%	8/1/2049	100,219
304,041	Loan ID 200807	Fixed	2.460%	7/1/2047	250,637
65,687	Loan ID 200808	Fixed	2.000%	11/1/2050	35,528
118,716	Loan ID 200809	Fixed	2.000%	4/1/2050	98,290
145,816	Loan ID 200810	Fixed	3.000%	1/1/2050	127,901

The accompanying notes are an integral part of these financial statements.

18

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$119,156	Loan ID 200811	Fixed	2.000%	4/1/2050	$66,661
146,209	Loan ID 200812	Fixed	4.000%	4/1/2042	99,883
281,126	Loan ID 200813	Fixed	2.000%	12/1/2049	229,927
247,705	Loan ID 200814	Fixed	8.250%	7/1/2039	204,541
319,070	Loan ID 200815	Fixed	2.000%	3/1/2053	263,482
86,021	Loan ID 200816	Fixed	2.000%	11/1/2050	70,666
292,294	Loan ID 200817	Fixed	2.000%	1/1/2050	239,062
56,002	Loan ID 200818	Fixed	3.490%	8/1/2051	37,609
268,274	Loan ID 200819	Fixed	2.000%	9/1/2053	140,217
142,286	Loan ID 200820	Fixed	4.000%	7/1/2044	118,326
217,174	Loan ID 200821	Fixed	4.250%	8/1/2044	192,537
331,360	Loan ID 200822	Fixed	4.750%	1/1/2042	287,650
84,870	Loan ID 200823	Fixed	4.250%	9/1/2044	68,348
230,561	Loan ID 200824	Fixed	4.250%	8/1/2044	197,722
153,423	Loan ID 200825	Fixed	4.500%	10/1/2044	133,352
110,247	Loan ID 200826	Fixed	4.375%	9/1/2044	99,102
195,300	Loan ID 200827	Fixed	3.875%	6/1/2044	170,103
244,099	Loan ID 200828	Fixed	4.375%	7/1/2044	209,803
269,165	Loan ID 200829	Fixed	4.375%	7/1/2043	246,074
221,062	Loan ID 200830	Fixed	2.875%	7/1/2044	187,144
91,850	Loan ID 200831	Fixed	4.250%	10/1/2044	82,618
354,899	Loan ID 200832	Fixed	4.250%	10/1/2044	317,166
371,707	Loan ID 200833	Fixed	4.250%	1/1/2043	338,218
167,250	Loan ID 200834	Fixed	4.125%	7/1/2043	149,681
342,109	Loan ID 200835	Fixed	5.000%	8/1/2043	300,970
766,644	Loan ID 200836	Fixed	4.250%	9/1/2044	702,998
344,825	Loan ID 200837	Fixed	4.625%	8/1/2044	315,182
191,190	Loan ID 200838	Fixed	3.750%	8/1/2044	167,581
244,697	Loan ID 200839	Fixed	5.000%	5/1/2044	223,148
330,969	Loan ID 200840	Fixed	3.750%	7/1/2044	279,972
133,684	Loan ID 200841	Fixed	4.250%	7/1/2044	113,061
189,802	Loan ID 200842	Fixed	4.250%	8/1/2044	168,138
372,119	Loan ID 200843	Fixed	4.750%	10/1/2043	341,050
317,075	Loan ID 200844	Fixed	4.500%	7/1/2043	286,867
256,396	Loan ID 200845	Fixed	4.125%	6/1/2032	175,018
212,503	Loan ID 200846	Fixed	4.375%	11/1/2043	163,520
188,560	Loan ID 200847	Fixed	4.750%	10/1/2044	171,535
184,564	Loan ID 200848	Fixed	2.000%	6/1/2051	135,138
227,809	Loan ID 200849	Fixed	5.014%	11/1/2047	141,920
149,852	Loan ID 200850	Fixed	2.000%	6/1/2051	79,535
190,968	Loan ID 200851	Fixed	4.000%	7/1/2051	139,873
636,955	Loan ID 200852	Fixed	2.868%	2/1/2053	469,436
119,414	Loan ID 200853	Fixed	2.818%	4/1/2037	86,616
108,653	Loan ID 200854	Fixed	2.500%	4/1/2053	87,878

The accompanying notes are an integral part of these financial statements.

19

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$225,171	Loan ID 200855	ARM	3.450%	7/1/2037	$166,032
223,336	Loan ID 200856	Fixed	4.000%	6/1/2042	121,395
245,847	Loan ID 200857	Fixed	2.125%	7/1/2040	167,119
276,938	Loan ID 200858	Fixed	2.000%	1/1/2053	203,228
249,811	Loan ID 200859	Fixed	2.170%	12/1/2052	157,009
173,248	Loan ID 200860	Fixed	2.000%	3/1/2052	92,423
442,532	Loan ID 200861	Fixed	2.000%	6/1/2054	363,598
160,222	Loan ID 200862	Fixed	2.748%	8/1/2050	118,012
261,143	Loan ID 200863	Fixed	2.000%	7/1/2052	214,150
279,625	Loan ID 200864	Fixed	2.000%	1/1/2037	177,894
215,920	Loan ID 200865	Fixed	3.060%	11/1/2053	158,593
278,208	Loan ID 200866	Fixed	2.000%	5/1/2053	229,324
117,456	Loan ID 200867	Fixed	2.370%	9/1/2053	85,916
317,737	Loan ID 200869	ARM	3.620%	4/1/2037	211,223
2,770,505	Loan ID 200871	Fixed	2.000%	8/1/2053	1,996,797
400,721	Loan ID 200872	Fixed	3.200%	8/1/2050	292,959
205,100	Loan ID 200873	Fixed	3.525%	11/1/2053	151,035
216,152	Loan ID 200874	Fixed	2.000%	11/1/2047	151,327
588,615	Loan ID 200875	Fixed	2.000%	5/1/2054	426,247
205,915	Loan ID 200876	Fixed	2.625%	5/1/2035	172,725
407,223	Loan ID 200877	Fixed	4.750%	9/1/2042	299,352
141,402	Loan ID 200878	Fixed	2.000%	7/1/2050	102,293
524,463	Loan ID 200879	Fixed	2.375%	3/1/2036	409,925
199,042	Loan ID 200880	Fixed	4.250%	6/1/2043	169,268
302,729	Loan ID 200881	Fixed	4.875%	8/1/2040	204,016
187,401	Loan ID 200882	Fixed	5.125%	9/1/2043	169,411
95,236	Loan ID 200883	Fixed	3.375%	5/1/2028	84,497
98,000	Loan ID 200884	ARM	3.125%	3/1/2043	83,517
179,706	Loan ID 200885	Fixed	4.875%	10/1/2044	156,689
101,349	Loan ID 200886	Fixed	4.250%	10/1/2044	89,218
261,357	Loan ID 200887	Fixed	4.750%	9/1/2044	236,212
249,060	Loan ID 200888	Fixed	4.500%	9/1/2044	212,005
143,237	Loan ID 200889	Fixed	4.500%	10/1/2044	129,353
139,674	Loan ID 200890	Fixed	4.375%	11/1/2044	117,675
215,366	Loan ID 200891	Fixed	4.250%	10/1/2044	181,181
266,507	Loan ID 200892	Fixed	3.750%	9/1/2043	230,362
231,246	Loan ID 200893	Fixed	5.000%	11/1/2043	202,588
103,266	Loan ID 200894	Fixed	5.000%	10/1/2043	91,202
235,671	Loan ID 200895	Fixed	3.875%	11/1/2043	201,699
67,182	Loan ID 200896	Fixed	4.750%	10/1/2043	36,215
201,816	Loan ID 200897	Fixed	4.750%	10/1/2044	164,928
229,342	Loan ID 200898	Fixed	4.250%	10/1/2043	133,380
120,307	Loan ID 200899	Fixed	4.625%	1/1/2044	64,969
390,980	Loan ID 200900	Fixed	4.375%	9/1/2044	333,847

The accompanying notes are an integral part of these financial statements.

20

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$222,264	Loan ID 200901	Fixed	4.250%	4/1/2044	$187,653
686,673	Loan ID 200902	Fixed	4.250%	9/1/2044	621,838
336,089	Loan ID 200903	Fixed	4.750%	5/1/2044	303,971
259,580	Loan ID 200904	Fixed	5.125%	9/1/2044	224,365
414,643	Loan ID 200905	Fixed	5.375%	9/1/2044	368,002
333,071	Loan ID 200906	Fixed	4.000%	2/1/2035	289,736
355,586	Loan ID 200907	ARM	3.250%	8/1/2047	270,699
109,066	Loan ID 200908	Fixed	4.000%	6/1/2049	92,265
119,074	Loan ID 200909	Fixed	4.870%	3/1/2046	104,410
210,755	Loan ID 200910	Fixed	3.300%	4/1/2053	167,269
150,729	Loan ID 200911	Fixed	3.380%	9/1/2053	127,070
723,314	Loan ID 200912	Fixed	3.500%	3/1/2037	658,845
61,582	Loan ID 200913	Fixed	4.250%	5/1/2047	44,917
157,876	Loan ID 200914	Fixed	2.875%	12/1/2047	133,696
145,054	Loan ID 200915	Fixed	2.990%	9/1/2053	110,602
94,785	Loan ID 200916	Fixed	4.000%	10/1/2037	78,932
164,146	Loan ID 200917	Fixed	4.875%	1/1/2051	141,837
525,848	Loan ID 200918	Fixed	3.875%	10/1/2035	394,794
571,603	Loan ID 200919	Fixed	3.000%	8/1/2045	479,275
135,132	Loan ID 200920	Fixed	3.875%	8/1/2048	98,743
101,779	Loan ID 200921	ARM	3.125%	7/1/2051	84,509
436,257	Loan ID 200922	Fixed	3.340%	9/1/2053	365,315
459,648	Loan ID 200923	Fixed	2.750%	12/1/2036	380,872
522,742	Loan ID 200924	Fixed	4.000%	9/1/2051	465,205
464,083	Loan ID 200925	Fixed	4.000%	9/1/2051	413,243
253,628	Loan ID 200926	ARM	3.375%	4/1/2047	199,515
352,157	Loan ID 200927	Fixed	3.000%	8/1/2038	298,979
130,462	Loan ID 200928	Fixed	4.800%	12/1/2036	112,056
169,299	Loan ID 200929	Fixed	4.625%	1/1/2043	149,278
191,717	Loan ID 200930	Fixed	2.000%	12/1/2050	168,699
317,661	Loan ID 200931	Fixed	4.250%	12/1/2052	279,483
191,767	Loan ID 200932	Fixed	3.500%	5/1/2043	139,222
318,270	Loan ID 200933	Fixed	4.250%	3/1/2043	282,955
120,885	Loan ID 200934	Fixed	3.810%	1/1/2043	97,196
187,713	Loan ID 200935	Fixed	3.875%	4/1/2043	157,930
206,262	Loan ID 200936	Fixed	4.000%	5/1/2042	173,002
108,783	Loan ID 200937	Fixed	5.500%	5/1/2041	90,527
182,172	Loan ID 200938	Fixed	4.125%	4/1/2043	152,378
128,421	Loan ID 200939	Fixed	4.170%	5/1/2042	107,849
210,981	Loan ID 200940	Fixed	3.250%	2/1/2043	176,838
122,948	Loan ID 200941	Fixed	3.780%	1/1/2043	104,779
294,019	Loan ID 200942	Fixed	4.000%	4/1/2043	253,011
125,293	Loan ID 200943	Fixed	4.875%	11/1/2043	110,318
109,564	Loan ID 200944	Fixed	4.500%	2/1/2044	96,719

The accompanying notes are an integral part of these financial statements.

21

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$147,118	Loan ID 200945	Fixed	5.125%	4/1/2044	$126,848
591,555	Loan ID 200946	Fixed	5.125%	5/1/2044	529,159
303,679	Loan ID 200947	Fixed	4.000%	2/1/2043	261,600
135,203	Loan ID 200948	Fixed	4.625%	12/1/2042	118,679
296,581	Loan ID 200949	Fixed	3.875%	4/1/2043	263,193
111,263	Loan ID 200950	Fixed	4.750%	12/1/2042	96,884
330,976	Loan ID 200951	Fixed	2.375%	7/1/2038	257,148
191,861	Loan ID 200952	Fixed	3.875%	1/1/2043	160,351
124,587	Loan ID 200953	Fixed	3.750%	12/1/2042	106,181
400,353	Loan ID 200954	Fixed	3.625%	1/1/2043	342,492
351,446	Loan ID 200955	Fixed	3.250%	5/1/2043	300,132
270,282	Loan ID 200956	Fixed	5.000%	8/1/2051	223,513
176,456	Loan ID 200957	Fixed	3.875%	6/1/2043	151,546
101,730	Loan ID 200958	Fixed	3.875%	6/1/2043	86,386
441,811	Loan ID 200959	Fixed	4.000%	11/1/2042	380,810
397,826	Loan ID 200960	Fixed	3.500%	1/1/2043	334,176
188,135	Loan ID 200961	Fixed	4.750%	6/1/2043	165,123
219,674	Loan ID 200962	Fixed	4.250%	10/1/2044	186,978
123,663	Loan ID 200963	Fixed	4.750%	9/1/2044	106,409
372,895	Loan ID 200964	Fixed	3.750%	7/1/2043	319,701
216,161	Loan ID 200965	Fixed	4.125%	11/1/2044	178,969
153,009	Loan ID 200966	Fixed	4.875%	7/1/2044	128,284
74,194	Loan ID 200967	Fixed	5.125%	5/1/2044	57,328
99,324	Loan ID 200968	Fixed	4.250%	11/1/2044	72,446
379,110	Loan ID 200969	Fixed	4.875%	8/1/2043	339,111
52,649	Loan ID 200970	Fixed	4.375%	8/1/2043	43,544
188,728	Loan ID 200971	Fixed	4.000%	1/1/2044	137,413
139,113	Loan ID 200972	Fixed	4.750%	2/1/2044	123,141
142,699	Loan ID 200973	Fixed	4.500%	6/1/2044	122,425
161,102	Loan ID 200974	Fixed	4.250%	10/1/2044	139,421
59,774	Loan ID 200975	Fixed	4.750%	12/1/2044	52,433
209,446	Loan ID 200976	Fixed	4.500%	12/1/2044	178,400
366,713	Loan ID 200977	Fixed	4.875%	9/1/2044	321,324
126,308	Loan ID 200978	Fixed	4.625%	11/1/2044	109,326
113,077	Loan ID 200979	Fixed	4.375%	11/1/2044	99,352
185,715	Loan ID 200980	Fixed	4.250%	11/1/2044	161,909
322,744	Loan ID 200981	Fixed	4.625%	11/1/2044	287,286
149,392	Loan ID 200982	Fixed	4.375%	11/1/2044	93,331
233,207	Loan ID 200983	Fixed	4.375%	8/1/2044	197,906
160,430	Loan ID 200984	Fixed	5.000%	10/1/2043	138,310
271,979	Loan ID 200985	Fixed	4.250%	12/1/2044	238,846
161,036	Loan ID 200986	Fixed	4.250%	12/1/2044	141,179
119,379	Loan ID 200987	Fixed	4.625%	10/1/2044	101,915
232,362	Loan ID 200988	Fixed	4.875%	2/1/2044	202,607

The accompanying notes are an integral part of these financial statements.

22

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$241,215	Loan ID 200989	Fixed	3.750%	6/1/2029	$192,255
658,649	Loan ID 200990	Fixed	4.750%	10/1/2044	585,407
139,629	Loan ID 200991	Fixed	4.500%	5/1/2044	92,123
299,536	Loan ID 200992	Fixed	4.125%	5/1/2043	257,715
178,065	Loan ID 200993	Fixed	2.004%	7/15/2049	125,792
208,454	Loan ID 200994	Fixed	4.125%	5/1/2053	174,418
204,387	Loan ID 200995	Fixed	2.750%	5/1/2047	160,305
59,543	Loan ID 200996	Fixed	2.500%	8/1/2048	38,957
102,724	Loan ID 200997	Fixed	2.000%	3/1/2051	77,479
376,645	Loan ID 200998	Fixed	2.250%	12/1/2050	285,293
102,837	Loan ID 200999	Fixed	4.250%	4/1/2044	82,011
77,671	Loan ID 201000	Fixed	5.125%	2/1/2039	69,451
105,199	Loan ID 201001	Fixed	7.413%	9/1/2037	93,999
39,880	Loan ID 201002	Fixed	0.000%	10/1/2024	34,564
40,568	Loan ID 201003	Fixed	0.000%	12/1/2024	35,160
137,981	Loan ID 201005	Fixed	4.750%	7/1/2041	120,267
45,521	Loan ID 201006	Fixed	6.875%	3/1/2038	39,355
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	72,007
81,200	Loan ID 201008	Fixed	7.125%	10/1/2038	73,267
79,877	Loan ID 201009	Fixed	0.000%	4/1/2033	69,332
85,154	Loan ID 201010	Fixed	5.500%	4/1/2039	76,043
55,282	Loan ID 201011	Fixed	0.000%	2/1/2023	48,065
48,383	Loan ID 201012	Fixed	7.500%	12/1/2038	43,359
58,805	Loan ID 201013	Fixed	7.500%	12/1/2038	52,699
103,977	Loan ID 201014	Fixed	0.000%	2/1/2033	90,185
23,385	Loan ID 201015	Fixed	0.000%	3/29/2021	20,244
109,779	Loan ID 201016	Fixed	6.500%	2/1/2036	95,186
31,693	Loan ID 201017	Fixed	0.000%	4/1/2032	27,469
319,355	Loan ID 201018	Fixed	6.750%	6/1/2037	287,147
106,410	Loan ID 201019	ARM	2.875%	2/1/2037	87,727
108,179	Loan ID 201020	Fixed	0.000%	10/1/2034	93,775
104,205	Loan ID 201021	Fixed	6.870%	8/1/2047	93,450
85,762	Loan ID 201022	ARM	2.625%	5/1/2037	74,362
151,023	Loan ID 201023	Fixed	6.450%	2/1/2036	100,948
101,870	Loan ID 201024	Fixed	9.000%	1/1/2033	89,485
196,852	Loan ID 201025	ARM	2.875%	1/1/2042	169,112
84,943	Loan ID 201026	Fixed	7.750%	12/1/2035	64,120
108,672	Loan ID 201027	Fixed	9.538%	3/1/2037	96,380
176,999	Loan ID 201028	Fixed	4.625%	4/1/2044	148,543
360,816	Loan ID 201029	Fixed	4.125%	3/1/2044	287,583
108,410	Loan ID 201030	Fixed	5.000%	7/1/2042	88,967
198,916	Loan ID 201031	Fixed	4.375%	12/1/2044	169,207
147,713	Loan ID 201032	Fixed	4.500%	11/1/2044	116,366
299,873	Loan ID 201033	Fixed	4.125%	12/1/2044	262,666

The accompanying notes are an integral part of these financial statements.

23

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 104.4%
$67,630	Loan ID 201034	Fixed	4.625%	1/1/2045	$49,349
107,448	Loan ID 201035	Fixed	4.375%	9/1/2044	70,600
102,659	Loan ID 201036	Fixed	4.375%	12/1/2044	85,668
71,575	Loan ID 201037	Fixed	8.250%	7/1/2039	62,049
114,854	Loan ID 201038	Fixed	1.500%	5/1/2039	80,681
462,891	Loan ID 201039	Fixed	3.500%	10/1/2045	336,896
290,222	Loan ID 201040	Fixed	2.000%	11/1/2045	205,071
94,062	Loan ID 201041	Fixed	3.750%	11/1/2052	80,558
122,817	Loan ID 201042	Fixed	3.000%	8/1/2047	93,911
118,941	Loan ID 201043	Fixed	2.500%	4/1/2039	98,936
194,444	Loan ID 201044	Fixed	4.870%	3/29/2037	170,085
117,397	Loan ID 201045	Fixed	2.000%	7/1/2037	96,387
274,970	Loan ID 201046	Fixed	2.000%	4/1/2053	205,285
112,897	Loan ID 201047	Fixed	2.000%	4/1/2053	82,801
179,912	Loan ID 201048	Fixed	2.000%	4/1/2052	151,851
503,437	Loan ID 201049	Fixed	2.000%	4/1/2052	326,051
662,459	Loan ID 201050	Fixed	2.000%	8/1/2053	516,945
280,746	Loan ID 201051	Fixed	3.174%	9/1/2053	214,083
132,135	Loan ID 201052	Fixed	2.000%	4/1/2053	97,016
67,555	Loan ID 201053	Fixed	3.860%	7/1/2053	57,083
222,657	Loan ID 201054	Fixed	2.400%	5/17/2050	182,337
603,388	Loan ID 201055	Fixed	3.000%	2/1/2037	496,158
619,281	Loan ID 201056	Fixed	2.000%	7/1/2054	510,098
176,283	Loan ID 201057	Fixed	2.000%	1/1/2050	133,942
146,382	Loan ID 201058	Fixed	2.500%	8/1/2037	120,558
140,402	Loan ID 201059	Fixed	2.000%	4/1/2053	106,044
124,129	Loan ID 201060	Fixed	2.625%	3/1/2035	104,181
89,754	Loan ID 201061	Fixed	3.000%	3/1/2050	75,682
125,142	Loan ID 201062	Fixed	3.100%	4/1/2047	103,130
130,181	Loan ID 201063	Fixed	4.000%	9/1/2047	100,727
52,934	Loan ID 201064	Fixed	2.000%	12/1/2052	38,344
222,666	Loan ID 201065	Fixed	3.000%	7/1/2037	153,245
240,695	Loan ID 201066	Fixed	4.250%	12/1/2046	207,248
454,997	Loan ID 201067	Fixed	4.750%	1/1/2044	389,397
310,454	Loan ID 201068	Fixed	5.250%	5/1/2044	277,643
73,378	Loan ID 201069	Fixed	4.625%	12/1/2044	65,294
TOTAL MORTGAGE NOTES (Cost - $151,125,966)*	154,799,142

OTHER INVESTMENTS* (Cost - $554,056)(a) - 0.4%	560,700

TOTAL INVESTMENTS (Cost - $151,680,022)(a) - 104.8%	$155,359,842
LIABILITIES LESS CASH AND OTHER ASSETS - (4.8)%	(7,167,802)
NET ASSETS - 100.0%	$148,192,040

ARM - Adjustable Rate Mortgage

*	Illiquid Securities

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.

Unrealized appreciation:	$5,493,870
Unrealized depreciation:	(1,814,050)
Net unrealized appreciation:	$3,679,820

The accompanying notes are an integral part of these financial statements.

24

Vertical Capital Income Fund
Statement of Assets and Liabilities (Unaudited)
March 31, 2015

Assets:
Investments at Value (identified cost $151,680,022)	$155,359,842
Cash	595,594
Interest Receivable	664,584
Receivable for Securities Sold and Principal Paydowns	1,368,269
Receivable for Fund Shares Sold	546,169
Prepaid Expenses and Other Assets	198,218
Total Assets	158,732,676

Liabilities:
Line of Credit	5,412,570
Payable for Securities Purchased	5,000,000
Accrued Advisory Fees	115,706
Accrued Security Servicing Fees	6,538
Accrued Shareholder Servicing Fees	1,409
Accrued Expenses and Other Liabilities	4,413
Total Liabilities	10,540,636

Net Assets	$148,192,040

Composition of Net Assets:
At March 31, 2015, Net Assets consisted of:
Paid-in-Beneficial Interest	$143,350,637
Accumulated Net Investment Income	122,144
Accumulated Net Realized Gain From Investments	1,039,439
Net Unrealized Appreciation on Investments	3,679,820
Net Assets	$148,192,040

Net Asset Value Per Share
Net Assets	$148,192,040
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	13,039,051
Net Asset Value and Repurchase Price per Share	$11.37
Offering Price per Share (Maximum sales charge of 4.50%)	$11.91

The accompanying notes are an integral part of these financial statements.

25

Vertical Capital Income Fund
Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2015

Investment Income:
Interest Income	$3,961,960
Total Investment Income	3,961,960

Expenses:
Investment Advisory Fees	801,141
Security Servicing Fees	188,897
Administration Fees	59,778
Transfer Agent Fees	54,315
Interest Expense	40,174
Trustees’ Fees	37,124
Custody Fees	36,558
Printing Expense	29,924
Legal Fees	25,930
Fund Accounting Fees	22,365
Line of Credit Fees	19,996
Non Rule 12b-1 Shareholder Servicing Expense	18,413
Registration and Filing Fees	17,452
Audit Fees	17,189
Insurance Expense	15,956
Chief Compliance Officer Fees	13,261
Other Loan Servicing Fees	6,073
Shareholder Servicing Fees	409
Miscellaneous Expense	997
Total Expenses	1,405,952
Less: Expenses Waived by Adviser	(158,422)
Net Expenses	1,247,530
Net Investment Income	2,714,430

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	1,214,306
Net Change in Unrealized Appreciation on Investments	2,636,209
Net Realized and Unrealized Gain on Investments	3,850,515

Net Increase in Net Assets Resulting From Operations	$6,564,945

The accompanying notes are an integral part of these financial statements.

26

Vertical Capital Income Fund
Statements of Changes in Net Assets

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2015	September 30, 2014
	(Unaudited)
Operations:
Net Investment Income	$2,714,430	$3,438,040
Net Realized Gain on Investments	1,214,306	530,177
Net Change in Unrealized Appreciation on Investments	2,636,209	828,698
Net Increase in Net Assets
Resulting From Operations	6,564,945	4,796,915

Distributions to Shareholders From:
Net Investment Income ($0.22 and $0.56 per share, respectively)	(2,592,286)	(3,757,137)
Net Realized Gains ($0.04 and $0.05 per share, respectively)	(496,914)	(254,224)
Total Distributions to Shareholders	(3,089,200)	(4,011,361)

Beneficial Interest Transactions:
Proceeds from Shares Issued	38,169,667	71,268,179
Distributions Reinvested	1,670,225	2,305,559
Cost of Shares Redeemed	(3,734,016)	(5,735,581)
Total Beneficial Interest Transactions	36,105,876	67,838,157

Total Increase in Net Assets	39,581,621	68,623,711

Net Assets:
Beginning of Period	108,610,419	39,986,708
End of Period (including accumulated net investment income of $122,144 and $0, respectively)	$148,192,040	$108,610,419

Share Activity
Shares Issued	3,384,378	6,469,996
Shares Reinvested	148,228	209,971
Shares Redeemed	(328,838)	(521,780)
Net Increase in Shares of Beneficial Interest Outstanding	3,203,768	6,158,187

The accompanying notes are an integral part of these financial statements.

27

Vertical Capital Income Fund
Statement of Cash Flows (Unaudited)
For the Six Months Ended March 31, 2015

Increase (Decrease) in Cash
Cash Flows Provided by/(Used for) Operating Activities:
Net Increase in Net Assets Resulting from Operations	$6,564,945

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used for Operating Activities:

Purchases of Long-Term Portfolio Investments	(51,480,439)
Proceeds from Sale of Long-Term Portfolio Investments and Principal Paydowns	7,234,212
Decrease in Interest Receivable	622,769
Increase in Receivable for Securities Sold and Principal Paydown	(765,783)
Increase in Receivable for Fund Shares Sold	(284,408)
Increase in Payable for Securities Purchased	5,000,000
Increase in Prepaid Expenses and Other Assets	(123,812)
Increase in Accrued Advisory Fees	50,801
Increase in Accrued Shareholder Servicing Fees	409
Decrease in Accrued Administration Fees	(15,398)
Increase in Accrued Fund Accounting Fees	258
Decrease in Accrued Transfer Agency Fees	(4,135)
Decrease in Accrued Security Servicing Fees	(12,947)
Decrease in Accrued Expenses and Other Liabilities	(43,011)
Net Amortization on Investments	505,598
Net Realized Gain on Investments	(1,214,306)
Change in Unrealized Appreciation on Investments	(2,636,209)
Net Cash Used for Operating Activities	(36,601,456)

Cash Flows Provided by (Used for) Financing Activities:
Proceeds from Sale of Shares	38,169,667
Redemption of Shares	(3,734,016)
Dividends Paid to Shareholders, Net of Reinvestments	(1,418,975)
Net cash provided by Line of Credit	1,912,570
Net Cash Provided by Financing Activities	34,929,246

Net Decrease in Cash	(1,672,210)
Cash at Beginning of Period	2,267,804
Cash at End of Period	$595,594

Supplemental Disclosure of Cash Flow Information:

Non-Cash Financing Activities Included Reinvestment of Distributions During the Fiscal Period of $1,670,225.

The accompanying notes are an integral part of these financial statements.

28

Vertical Capital Income Fund
Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Year		Year	Period
	Ended		Ended		Ended	Ended
	March 31, 2015		September 30, 2014		September 30, 2013	September 30, 2012**
	(Unaudited)

Net Asset Value, Beginning of Period	$11.04		$10.87		$10.58	$10.00

From Operations:
Net investment income (a)	0.24		0.51		0.50	0.33
Net gain from investments (both realized and unrealized)	0.36		0.27		0.28	0.44
Total from operations	0.60		0.78		0.78	0.77

Distributions to shareholders from:
Net investment income	(0.23)		(0.56)		(0.42)	(0.19)
Net realized gains	(0.04)		(0.05)		(0.07)	—
Total distributions	(0.27)		(0.61)		(0.49)	(0.19)

Net Asset Value, End of Period	$11.37		$11.04		$10.87	$10.58

Total Return (b)	5.45	% (d)	7.29%		7.42%	7.70	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$148,192		$108,610		$39,987	$11,756
Ratio of gross expenses to average net assets	2.19	% (c)(e)	2.32	% (e)	3.20%	9.42	% (c)
Ratio of net expenses to average net assets	1.94	% (c)(e)	1.91	% (e)	1.85%	1.85	% (c)
Ratio of net investment income to average net assets	4.23	% (c)(e)	4.68	% (e)	4.61%	4.21	% (c)
Portfolio turnover rate	5.12	% (d)	8.37%		11.68%	1.50	% (d)

**	The Fund commenced operations on December 30, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

(e)	Ratio includes 0.09% for the six months ended March 31, 2015 and 0.06% for the year ended September 30, 2014 attributed to interest expense and fees.

The accompanying notes are an integral part of these financial statements.

29

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)
March 31, 2015

1.	ORGANIZATION

Vertical Capital Income Fund (the “Fund” or the “Trust”), was organized as a Delaware statutory trust on April 8, 2011 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek income. The Fund commenced operations on December 30, 2011. The Fund currently offers shares at net asset value plus a maximum sales charge of 4.50%.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Mortgage Notes – The Fund utilizes a proprietary discounted cash flow model to value its Mortgage Notes. Vertical Capital Asset Management, LLC. (“the Adviser”) uses the model daily to calculate net present value of discounted cash flows based on a combination of servicing data (maturity dates, rates, loan type, etc.) that is fed into the pricing model along with various readily available inputs including yield curves, prepayment speeds, default rates and loss severity assumptions. The future expected cash flows and related treasury yields are also utilized to compare with each individual Mortgage Note yield in the model. That yield is determined as a spread to the interpolated treasury curve, based on market knowledge of the collateral type, prepayment history, average life, and credit quality. The combination of loan level criteria and daily market adjustments produces a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund will invest primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund’s investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the

30

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2015

security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. As described above, the Mortgage Notes, which are fair valued daily, are priced by the Adviser and through a proprietary discounted cash flow model, under the direction of the Board.

The Fund’s senior management contracted with LCAP Advisors to create an asset valuation model along with policies and maintenance procedures for the Fund. The valuation procedures and the Model are reviewed and maintained on a daily basis within the management of the Fund. Any calibrations or adjustments to the model, that may be necessary are done on an as needed basis to ensure accurate pricing. Financial markets are monitored daily by the Adviser relative to interest rate environment along with third party data from the U.S. Department of the Treasury, Reuters and Moody’s which is uploaded into the pricing model along with a daily loan servicing tape. In addition to the readily available data from the financial markets, the Adviser uses a number of pricing criteria that represent the Adviser’s 30 years of credit and collateral underwriting experience related to mortgage notes to accurately value the Mortgage Notes.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$—	$—	$154,799,142	$154,799,142
Other Investments	—	—	560,700	$560,700
Total	$—	$—	$155,359,842	$155,359,842

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

31

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2015

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$107,654,564	$110,716	$107,765,280
Net realized gain (loss)	1,215,370	—	1,215,370
Change in unrealized appreciation (depreciation)	1,540,914	(1,033)	1,539,881
Cost of purchases	51,480,439	—	51,480,439
Proceeds from sales and principal paydowns	(7,854,952)	—	(7,854,952)
Amortization	1,213,507	317	1,213,824
Net Transfers in/out of level 3	(450,700)	450,700	—
Ending balance	$154,799,142	$560,700	$155,359,842

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2015 is $1,692,302.

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of March 31, 2015. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

					Weighted
				Range of	Average of
			Unobservable	Unobservable	Unobservable
	Value	Valuation Technique	Inputs	Inputs	Inputs
Mortgage Notes	$154,799,142	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0-200	3.79
			Comparability adjustment	.5% - 27%	6%
Closing Balance	$154,799,142

A change to the unobservable input may result in a significant change to the value of the investment as follows:

	Impact to Value if Input	Impact to Value if Input
Unobservable Input	Increases	Decreases
Constant prepayment rate	Increase	Decrease
Comparability adjustment	Decrease	Increase

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. Paydown gains and losses are recorded as interest income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

32

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2015

Credit Facility – The Fund has entered into a revolving line of credit agreement with Sunwest Bank for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $15,000,000 or 33 1/3% of the Fund’s gross assets. The Fund will be charged an annual fee of $25,000 for this agreement. Borrowings under this agreement bear interest at a rate equal to the Wall Street Journal Prime, with a floor rate of 3.25%, per annum, on the principal balance outstanding. During the six months ended March 31, 2015, the Fund utilized the line of credit. The average amount of borrowing for the period was $6,571,641 and the total interest expense for the six months was $40,174. As of March 31, 2015, the Fund had an outstanding loan balance of $5,412,570.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Fund in its 2012 - 2014 tax returns or expected to be taken in the Fund’s 2015 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid monthly and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, management of the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT IN RESTRICTED SECURITIES

Notes secured by a mortgage or deed of trust held by the Fund (“Restricted Securities”), while exempt from registration under the Securities Act of 1933, (the “1933 Act”), are subject to certain restrictions on resale and cannot be sold publicly. The Fund may invest in Restricted Securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in Restricted Securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The Fund has no rights to compel the obligor or issuer of a Restricted Security to register such a Restricted Security under the 1933 Act.

33

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2015

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Vertical Capital Asset Management, LLC serves as the Fund’s Investment Adviser.

Advisory Fees - Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund. For the six months ended March 31, 2015, the Adviser earned advisory fees of $801,141.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until January 31, 2016, so that the total annual operating expenses of the Fund do not exceed 1.85% of the average daily net assets of the Fund and 2.50% through at least April 30, 2024. Waivers and expense reimbursements may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived. For the six months ended March 31, 2015, the Adviser waived advisory fees of $158,422. Expenses subject to recapture by the Adviser amounted to $252,754 that will expire on September 30, 2015, $298,390 that will expire on September 30, 2016 and $299,897 that will expire on September 30, 2017.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Fund has adopted, on behalf of the Fund, a Shareholder Servicing Plan to pay for certain shareholder services. Under the Plan, the Fund will pay 0.01% per year of its average daily net assets for such shareholder service activities. For the six months ended March 31, 2015, the Fund incurred shareholder servicing fees of $409.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Security Servicing Agent – The Fund pays Vertical Recovery Management, LLC (“VRM”) a fee equal to 0.25% of the Fund’s average daily net assets for the collections from and maintenance of its securities by providing services such as contacting delinquent borrowers and managing the foreclosure process or other recovery processes for the Fund in the event of a borrower’s default. VRM is an affiliate of the Adviser. For the six months ended March 31, 2015, the Fund incurred security servicing fees of $188,897.

34

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2015

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a quarterly fee of $5,000, as well as reimbursement for any reasonable expenses incurred attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and paydowns of securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2015 amounted to $51,480,239 and $6,881,578, respectively.

6.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

During the six months ended March 31, 2015, the Fund completed four quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% (and an additional 2% at the Fund’s discretion) of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2

Commencement Date	12/15/14	03/20/15
Repurchase Request Deadline	01/20/15	04/24/15
Repurchase Pricing Date	01/20/15	04/24/15
Net Asset Value as of Repurchase Pricing Date	$11.40	$11.51
Amount Repurchased	$1,790,602	$8,367,814
Percentage of Outstanding Share Repurchased	1.31%	5.41%

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2014	September 30, 2013
Ordinary Income	$3,881,567	$1,017,974
Long-Term Capital Gain	129,794	—
	$4,011,361	$1,017,974

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$79,247	$242,800	$—	$—	$—	$1,043,611	$1,365,658
35

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2015

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassification for the year ended September 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$207,702	$(207,702)

8.	AFFILIATED BROKER COMMISIONS

During the six months ended March 31, 2015, Vertical Recovery Management LLC, an affiliate of the Adviser, provided execution support and trade settlement services on behalf of the Fund. Vertical Recovery Management, LLC received $511,613 in trade-related payments and fees (brokerage commissions).

9.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

36

Vertical Capital Income Fund
Disclosure of Fund Expenses (Unaudited)
March 31, 2015

As a shareholder of the Fund, you incur (i) transaction costs, such as sales loads and (ii) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Expenses Paid During
	Account	Ending Account	the Period*
	Value	Value	(10/1/14 to
	(10/1/14)	(3/31/15)	3/31/15)
Actual	$1,000.00	$1,054.50	$ 9.48
Hypothetical
(5% return before expenses)	$1,000.00	$1,015.71	$ 9.30

*	Expenses Paid During the Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 1.85% multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PORTFOLIO COMPOSITION** (Unaudited)

Mortgage Notes	99.6%
Other Investments	0.4%
100.0%

**  Based on Portfolio Market Value as of March 31, 2015

37

Supplemental Information (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT*

In connection with a meeting of the Board of Trustees of the Trust held on November 14, 2014 (the “Meeting”), the Board, including the Independent Trustees, discussed the renewal of a Management Agreement (the “Agreement”) between the Trust and Vertical Capital Asset Management, LLC (the “Adviser”), on behalf of the Vertical Capita Income l Fund (the “Fund”). In considering the Agreement, the Board interviewed representatives of the Adviser and received materials specifically relating to the Agreement. In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by the Adviser to the Fund. The Trustee’s discussed the Adviser’s robust and rigorous investment process, the level of detail the Adviser puts into its analysis of each note representing loans in the Fund’s portfolio, and the Adviser’s efforts to maximize the Fund’s performance by sourcing notes including those representing impaired and delinquent loans. The Board also noted that the Adviser has built a strong team to handle the growth of the Fund. The Board concluded that they were satisfied the Adviser will continue to deliver a high quality of services to the Fund and its shareholders.

Performance of the Adviser. The Trustees then reviewed the performance of the Fund over various time periods relative to the Barclay’s Capital U.S. MBS Index and noted its outperformance over the Index during all periods presented, including since the Fund’s inception. The Board also noted the Fund’s performance at fiscal year-end compared to a group of closed-end mortgage related funds and noted it underperformed relative to the exchange-traded quasi-peer group average and interval funds quasi-peer group average but exceeded the exchange-traded quasi-peer group and interval funds quasi-peer group minimum. The Trustees considered the different characteristics of the Fund relative to the quasi-peer groups, the and Trustees concluded that they were satisfied with the Fund’s performance.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by advisers to a group of mortgage related closed-end funds. The Trustees noted that the Adviser’s fees were lower than the average for the exchange-traded closed-end funds and lower than the average of the selected group of closed-end interval funds; and the Fund’s operating expenses were also lower than the average of these groups. Additionally, the Trustees noted the Fund benefits from an expense limitation agreement provided by the Adviser. The Trustees further noted that management was willing to discuss breakpoints as the Fund grows. It was the consensus of the Board that, based on the Fund’s unique strategy, the specialized nature of the Fund and the Adviser’s experience and expertise, the management fee and expenses were reasonable.

Profitability. The Board reviewed a profitability analysis provided by the Adviser, which disclosed that the Adviser had waived a portion of its advisory fees since the Fund’s inception. The Board discussed the other revenue received by the Adviser and its affiliate for services delivered to the Fund, as well as other Fund related expenses incurred by the Adviser. The Trustees concluded that the Adviser had not directly profited from its relationship with the Fund.

Economies of Scale. The Trustees concluded that, based on current asset levels and total expenses, the benefits to be derived from economies of scale were not relevant considerations at this time; but they would re-examine the issue in the future following any significant growth in Fund assets or a change in circumstances related to economics. The Trustees agreed that, as the Fund grows, the Adviser, may not achieve meaningful economies because the Fund invests in small individual notes and therefore, the work load will increase proportionately with the Fund’s growth.

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Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
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Vertical Capital Income Fund

Change in Accountants (Unaudited)
March 31, 2015

On February 19, 2015, BBD LLP (“BBD”) resigned as the Fund’s auditor.

BBD’s reports on the Fund’s financial statements for the periods prior to October 1, 2014 did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the periods ended prior to October 1, 2014, there were no disagreements between the Fund and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period.

During the periods ended prior to October 1, 2014, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

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PRIVACY NOTICE

Rev. May 2012

FACTS	WHAT DOES VERTICAL CAPITAL INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Vertical Capital Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Vertical Capital Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-277-VCIF
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Rev. May 2012

Who we are
Who is providing this notice?	Vertical Capital Income Fund
What we do
How does Vertical Capital Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Vertical Capital Income Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Vertical Capital Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Vertical Capital Income Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Vertical Capital Income Fund doesn’t jointly market.

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How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-277-VCIF by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-277-VCIF.

Investment Adviser
Vertical Capital Asset Management, LLC
20 Pacifica, Suite 190
Irvine, CA 92618

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

*             /s/Bayard Closser

Bayard Closser, Principal Executive Officer

Date 6/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*             /s/Bayard Closser

Bayard Closser, Principal Executive Officer

Date 6/4/15

By (Signature and Title)

*             /s/Bayard Closser

Bayard Closser, Principal Financial Officer

Date 6/4/15

* Print the name and title of each signing officer under his or her signature.